File No. 2-75185
================================================================================
                                                               File No. 811-3341
================================================================================
                                                   UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [x]

Pre-Effective Amendment No.                                                  [ ]


Post-Effective Amendment No.           21                                    [x]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [x]


Amendment No.    22                                                          [x]


                        RELIASTAR SELECT VARIABLE ACCOUNT
                     (formerly NWNL Select Variable Account)
             (Exact Name of Registrant as Specified in its Charter)

                        RELIASTAR LIFE INSURANCE COMPANY
             (formerly Northwestern National Life Insurance Company)
                               (Name of Depositor)

            20 Washington Avenue South, Minneapolis, Minnesota 55401 (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (612) 342-7346

                             Jeffrey A. Proulx, Esq.
                        ReliaStar Life Insurance Company
                           20 Washington Avenue South
                          Minneapolis, Minnesota 55401
                     (Name and Address of Agent of Service)

                  Approximate date of proposed Public Offering:
             As soon as practicable after the Registration Statement
                               becomes effective.

              It is proposed that this filing will become effective
                            (check appropriate space)

[ ]  immediately  upon  filing  pursuant to  paragraph  (b) of Rule 485

[X] on August 8, 1997  pursuant to  paragraph  (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has chosen to register an indefinite amount of securities in accordance with Rule 24f-2. The Rule 24f-2 Notice for Registrant's most recent fiscal year was filed on or about February 20, 1997.

================================================================================


                        RELIASTAR SELECT VARIABLE ACCOUNT

                  Cross Reference Sheet Pursuant to Rule 495(a)

  FORM N-4
ITEM NUMBER           PART A HEADING IN PROSPECTUS

      1.              Cover Page
      2.              Definitions
      3.              Summary
      4.              Condensed Financial Information
      5.              The Company; The Variable Account; Investments of the
                         Variable Account
      6.              Charges Made by the Company
      7.              The Contracts
      8.              Annuity Provisions
      9.              The Contracts
     10.              The Contracts
     11.              The Contracts
     12.              Federal Tax Status
     13.              Legal Proceedings
     14.              Statement of Additional Information Table of Contents

                      PART B HEADING IN STATEMENT OF ADDITIONAL INFORMATION

     15.              Cover Page
     16.              Table of Contents
     17.              Introduction
     18.              Administration of the Contracts
     19.              Distribution of the Contracts
     20.              Distribution of the Contracts
     21.              Calculation of Yield and Return
     22.              Annuity Provisions (In Prospectus)
     23.              Financial Statements

                      PART C HEADINGS

     24.              Financial Statements and Exhibits
     25.              Directors and Officers of the Depositor
     26.              Persons Controlled by or Under Common Control with the
                         Depositor or Registrant
     27.              Number of Contract Owners
     28.              Indemnification
     29.              Principal Underwriters
     30.              Location of Accounts and Records
     31.              Not Applicable
     32.              Undertakings



                                [GRAPHIC OMITTED]
                        RELIASTAR LIFE INSURANCE COMPANY
                           20 WASHINGTON AVENUE SOUTH
                          MINNEAPOLIS, MINNESOTA 55401
                                 1-800-621-3750
                                 --------------
              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                    ISSUED BY
                        RELIASTAR SELECT VARIABLE ACCOUNT
                                       AND
                        RELIASTAR LIFE INSURANCE COMPANY

     The Individual Deferred Variable/Fixed Annuity Contracts described in this Prospectus are flexible purchase payment contracts. The Contracts are sold to or in connection with retirement plans which may or may not qualify for special federal tax treatment under the Internal Revenue Code. (See "Federal Tax Status" on page 33.) Annuity payments under the Contracts are deferred until a selected later date.

     Purchase payments may be allocated to one or more of the available Sub-Accounts of ReliaStar Select Variable Account (the "Variable Account"), a separate account of ReliaStar Life Insurance Company (the "Company"), and/or to the Fixed Account (which is the general account of the Company).


     Purchase payments allocated to one or more of the available Sub-Accounts of the Variable Account, as selected by the Contract Owner, will be invested in shares at net asset value of one or more of a group of investment funds (the "Investment Funds"). The Investment Funds are currently three portfolios of The Alger American Fund, five portfolios of Fidelity's Variable Insurance Products Fund, four portfolios of Fidelity's Variable Insurance Products Fund II, four portfolios of Janus Aspen Series, two portfolios of the Neuberger&Berman Advisors Management Trust, five Funds of the Northstar Variable Trust, four portfolios of the OCC Accumulation Trust, and four Funds of the Putnam Variable Trust. Each Investment Fund pays its investment adviser certain fees charged against the assets of the Investment Fund. The Variable Account Contract Value and the amount of variable annuity payments will vary, primarily based on the investment performance of the Investment Funds whose shares are held in the Sub-Accounts selected. (For more information about the Investment Funds, see "Investments of the Variable Account" on page 19.)

                            (CONTINUED ON NEXT PAGE)


     NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR ACCOMPANYING FUND PROSPECTUSES AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY SECURITIES OTHER THAN THE REGISTERED SECURITIES TO WHICH IT RELATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OR SOLICITATION IN ANY CIRCUMSTANCES IN WHICH SUCH OFFER OR SOLICITATION WOULD BE UNLAWFUL.

THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION ABOUT THE CONTRACTS THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING AND SHOULD BE RETAINED FOR FUTURE REFERENCE. IT IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE INVESTMENT FUNDS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


SHARES OF THE INVESTMENT FUNDS AND INTERESTS IN THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, A BANK, AND THE SHARES AND INTERESTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. ANY INVESTMENT IN THE CONTRACT INVOLVES CERTAIN INVESTMENT RISK WHICH MAY INCLUDE THE POSSIBLE LOSS OF PRINCIPAL.

                 THE DATE OF THIS PROSPECTUS IS AUGUST 8, 1997.


     Additional information about the Contracts, the Company and the Variable Account, contained in a Statement of Additional Information dated August 8, 1997, has been filed with the Securities and Exchange Commission and is available by accessing the SEC's internet web site (http://www.sec.gov), or upon request without charge by writing to Washington Square Securities, Inc., 20 Washington Avenue South, Minneapolis, Minnesota 55401, or by calling 1-800-621-3750. The Statement of Additional Information relating to the Contracts having the same date as this Prospectus is incorporated by reference in this Prospectus. The Table of Contents for the Statement of Additional Information may be found on page 40 of this Prospectus.


     Information  about the Fixed  Account  may be found in  Appendix A, on page
A-1.



                                TABLE OF CONTENTS


      Definitions ...............................................4
      Summary of Contract Expenses...............................6
      Summary    10
      Condensed Financial Information............................12
      Performance Information....................................17
      The Company................................................18
      The Variable Account.......................................18
      Investments of the Variable Account........................19
      Charges Made by the Company................................25
        Surrender Charge (Contingent Deferred
         Sales Charge)...........................................25
        Administrative Charge....................................26
        Mortality Risk Premium...................................26
        Expense Risk Charge......................................26
        Premium Taxes............................................26
        Expenses of the Investment Funds.........................26
      Administration of the Contracts............................26
      The Contracts..............................................27
        Allocation of Purchase Payments..........................27
        Sub-Account Accumulation Unit Value......................27
        Net Investment Factor....................................27
        Death Benefit Before the Annuity
         Commencement Date.......................................28
        Death Benefit After the Annuity
         Commencement Date.......................................29
        Surrender (Redemption)...................................29
        Transfers................................................29

        Telephone/Fax Instructions...............................30

        Assignments..............................................30
        Contract Owner and Beneficiaries.........................30
        Contract Inquiries.......................................31
      Annuity Provisions.........................................31
        Annuity Commencement Date................................31
        Annuity Form Selection Change............................31
        Annuity Forms............................................31
        Automatic Annuity Form...................................32
        Frequency and Amount of Annuity Payments.................32
        Annuity Payments.........................................32
        Sub-Account Annuity Unit Value...........................33
        Assumed Investment Rate..................................33
      Federal Tax Status.........................................33
        Introduction.............................................33
        Tax Status of the Contract...............................34
        Taxation of Annuities....................................34
        Transfers, Assignments or Exchanges of a Contract........36
        Withholding..............................................36
        Multiple Contracts.......................................36
        Taxation of Qualified Plans..............................37
        Possible Charge for the Company's Taxes..................37
        Other Tax Consequences...................................37
      Voting of Fund Shares......................................38
      Distribution of the Contracts..............................38
      Revocation ................................................38
      Reports to Owners..........................................39
      Legal Proceedings..........................................39
      Financial Statements and Experts...........................39
      Further Information........................................39
      Statement of Additional Information Table of Contents......40
      Appendix  ................................................A-1

      Investment Fund Prospectuses
        ("Select*Product Mutual Funds")
        The Alger American Fund:
           Alger American Growth Portfolio.........................Alger-1
           Alger American MidCap Growth Portfolio..................Alger-1
           Alger American Small Capitalization Portfolio...........Alger-1

        Fidelity's Variable Insurance Products Fund (VIP)
           Equity-Income Portfolio.....................................VIP
           Growth Portfolio............................................VIP
           High Income Portfolio.......................................VIP
           Money Market Portfolio .....................................VIP
           Overseas Portfolio..........................................VIP
        Fidelity's Variable Insurance Products Fund II (VIP II)
           Asset Manager Portfolio.....................................VIP

           Contrafund Portfolio........................................VIP

           Index 500 Portfolio.........................................VIP
           Investment Grade Bond Portfolio.............................VIP

        Janus Aspen Series:
           Aggressive Growth Portfolio.............................Janus-1
           Growth Portfolio........................................Janus-1
           International Growth Portfolio..........................Janus-1
           Worldwide Growth Portfolio..............................Janus-1
        Neuberger&Berman Advisers Management Trust:
           Neuberger&Berman Limited Maturity
               Bond Portfolio........................................N&B-1
           Neuberger&Berman Partners Portfolio.......................N&B-1
        Northstar Variable Trust
           Northstar Growth Fund...............................Northstar-1
           Northstar High Yield Bond Fund......................Northstar-1
           Northstar Income and Growth Fund....................Northstar-1
           Northstar International Value Fund..................Northstar-1
           Northstar Multi-Sector Bond Fund....................Northstar-1
        OCC Accumulation Trust:
           OCC Equity Portfolio......................................OCC-1
           OCC Global Equity Portfolio...............................OCC-1
           OCC Managed Portfolio.....................................OCC-1
           OCC Small Cap Portfolio...................................OCC-1

        Putnam Variable Trust:
           Putnam VT Diversified Income Fund...................Putnam VT-1
           Putnam VT Growth and Income Fund....................Putnam VT-1
           Putnam VT Utilities Growth and Income
                Fund...........................................Putnam VT-1
           Putnam VT Voyager Fund..............................Putnam VT-1


                                   DEFINITIONS


THE ALGER AMERICAN FUND-
          *     Alger American Growth Portfolio
          *     Alger American MidCap Growth Portfolio
          *     Alger American Small Capitalization Portfolio


ANNUITANT - The person who is named by the Owner to receive annuity payments.

ANNUITY COMMENCEMENT DATE (COMMENCEMENT DATE) - The date on which the annuity payments are to start, which must be the first day of a month. The date will be the first day of the month following the Annuitant's 75th birthday unless an earlier or later date has been selected by the Owner and, if the date is later, it has been agreed to by the Company. If the Annuity Commencement Date selected by the Owner does not occur on a Valuation Date, at least 60 days after the date on which the Contract was issued, the Company reserves the right to adjust the Commencement Date to the first Valuation Date after the Commencement Date selected by the Owner and which is at least 60 days after the Contract issue date.

BENEFICIARY - The person who is named by the Owner to receive the Contract Value upon the death of the Owner or Annuitant prior to the Annuity Commencement Date or to receive the balance of the annuity payments if the Annuitant does not live to receive all payments due.

CODE - The Internal Revenue Code of 1986, as amended.

CONTRACT ANNIVERSARY - Occurs yearly on the same day and month the Contract was issued.

CONTRACT OWNER (OWNER) - The person who controls all the rights under the Contract until the earlier of the Annuity Commencement Date or the date of death of the annuitant.

CONTRACT VALUE - The sum of (a) the Variable Account Contract Value, which is the value of the Sub-Account Accumulation Units under the Contract and (b) the Fixed Account Contract Value, which is the sum of purchase payments allocated to the Fixed Account under the Contract, plus credited interest, minus surrenders, surrender charges, and any annual administrative charges applicable to the Fixed Account, and minus any transfers to the Variable Account.

CONTRACT YEAR - The twelve-month period starting on a Contract Anniversary.

FIXED ACCOUNT - The Fixed Account is the general account of the Company, which consists of all assets of the Company other than those allocated to a separate account of the Company.

FIXED ANNUITY - An annuity with payments which do not vary as to dollar amount.

INVESTMENT FUNDS - Any  open-end  management  investment  company (or  portfolio
     thereof)  or  unit  investment   trust  (or  series  thereof)  in  which  a
     Sub-Account invests as described herein.


JANUS ASPEN SERIES-
          *     Aggressive Growth Portfolio
          *     Growth Portfolio
          *     International Growth Portfolio
          *     Worldwide Growth Portfolio

NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST-
          *     Limited Maturity Bond Portfolio
          *     Partners Portfolio
NORTHSTAR VARIABLE TRUST (NORTHSTAR)-
          *     Northstar Growth Fund
          *     Northstar High Yield Bond Fund
          *     Northstar Income and Growth Fund
          *     Northstar International Value Fund
          *     Northstar Multi-Sector Bond Fund

OCC ACCUMULATION TRUST-
          *     Equity Portfolio
          *     Global Equity Portfolio
          *     Managed Portfolio
          *     Small Cap Portfolio


PUTNAM VARIABLE TRUST-
          *     Putnam VT Diversified Income Fund
          *     Putnam VT Growth and Income Fund
          *     Putnam VT Utilities Growth and Income Fund
          *     Putnam VT Voyager Fund

QUALIFIED PLAN - A retirement plan under Sections 401, 403, 404 or 408 or similar provisions of the federal Internal Revenue Code.

SUB-ACCOUNT - That portion of the Variable Account which invests in shares of a specific Mutual Fund.

SUB-ACCOUNT ACCUMULATION UNIT - A unit of measure, similar to a share of stock, used to determine the Variable Account Contract Value before annuity payments start.

SUCCESSOR BENEFICIARY - The person named to become the Beneficiary if the Beneficiary is not alive.


VALUATION DATE - Each day that the New York Stock Exchange is open for business, except for a day that a Sub-Account's corresponding Fund does not value its shares. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King, Jr. Day; President's Day; Good Friday; Memorial Day; July Fourth; Labor Day; Thanksgiving Day; and Christmas Day.


VALUATION  PERIOD - The time  interval  between  a  Valuation  Date and the next
     Valuation Date.

VARIABLE ACCOUNT - A separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

VARIABLE ANNUITY - A series of periodic payments to the Annuitant which will vary in amount, primarily based on the investment results of the Variable Account Sub-Accounts under the Contract.

VARIABLE ANNUITY UNIT - A unit of measure used in the calculation of the second and each subsequent variable annuity payment from the Variable Account.

VIP - FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND-
          *     Equity-Income Portfolio
          *     Growth Portfolio
          *     High Income Portfolio
          *     Money Market Portfolio
          *     Overseas Portfolio

VIP II - FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II-
          *     Asset Manager Portfolio

          *     Contrafund Portfolio

          *     Index 500 Portfolio
          *     Investment Grade Bond Portfolio

                          SUMMARY OF CONTRACT EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases...........................................None

Deferred Sales Charge(a)...................................................5.00%
  (as a percentage of purchase payments paid in last 5 years)
Surrender Fees..............................................................None
Exchange Fee................................................................None

         ANNUAL CONTRACT FEE.................................................$30

         SEPARATE ACCOUNT ANNUAL EXPENSES
         (as a percentage of average account value)

         Mortality and Expense Risk Fees...................................1.30%
         Account Fees and Expenses..........................................None
         Total Separate Account Annual Expenses............................1.30%

ANNUAL INVESTMENT FUND EXPENSES(c)(d)(e)(f)(g)(h)
(as a percentage of portfolio company average net assets)

                                                                                                               TOTAL INVESTMENT
                                                                              MANAGEMENT        OTHER             FUND ANNUAL
                                                                                 FEES          EXPENSES            EXPENSES
                                                                                 ----          --------            --------
The Alger American Fund:
  Alger American Growth Portfolio(b)                                            0.75%           0.04%                0.79%
  Alger American MidCap Growth Portfolio(b)                                     0.80%           0.04%                0.84%
  Alger American Small Capitalization Portfolio(b)                              0.85%           0.03%                0.88%
Fidelity's Variable Insurance Products Fund (VIP):
  Equity-Income Portfolio(b)(c)                                                 0.51%           0.07%                0.58%
  Growth Portfolio(b)(c)                                                        0.61%           0.08%                0.69%
  High Income Portfolio(b)                                                      0.59%           0.12%                0.71%
  Money Market Portfolio                                                        0.21%           0.09%                0.30%
  Overseas Portfolio(b)(c)                                                      0.76%           0.17%                0.93%
Fidelity's Variable Insurance Products Fund II (VIP II):
  Asset Manager Portfolio(b)(c)                                                 0.64%           0.10%                0.74%
  Contrafund Portfolio(b)(c)                                                    0.61%           0.13%                0.74%
  Index 500 Portfolio(b)(d)                                                     0.13%           0.15%                0.28%
  Investment Grade Bond Portfolio(b)                                            0.45%           0.13%                0.58%
Janus Aspen Series:
  Aggressive Growth Portfolio(b)(e)                                             0.72%           0.04%                0.76%
  Growth Portfolio(b)(e)                                                        0.65%           0.04%                0.69%
  International Growth Portfolio(b)(e)                                          0.05%           1.21%                1.26%
  Worldwide Growth Portfolio(b)(e)                                              0.66%           0.14%                0.80%
Neuberger&Berman Advisers Management Trust:
  Limited Maturity Bond Portfolio(b)                                            0.65%           0.13%                0.78%
  Partners Portfolio(b)                                                         0.84%           0.11%                0.95%
Northstar Variable Trust:
  Northstar Growth Fund(f)                                                      0.75%           0.05%                0.80%
  Northstar High Yield Bond Fund(f)                                             0.75%           0.05%                0.80%
  Northstar Income and Growth Fund(f)                                           0.75%           0.05%                0.80%
  Northstar International Value Fund(f)                                         0.75%           0.05%                0.80%
  Northstar Multi-Sector Bond Fund(f)                                           0.75%           0.05%                0.80%
OCC Accumulation Trust:
  Equity Portfolio(b)(g)                                                        0.80%           0.22%                1.02%
  Global Equity Portfolio(b)(g)                                                 0.80%           0.63%                1.43%
  Managed Portfolio(b)(g)                                                       0.80%           0.10%                0.90%
  Small Cap Portfolio(b)(g)                                                     0.80%           0.22%                1.02%
Putnam Variable Trust:
  Putnam VT Diversified Income Fund                                             0.70%           0.13%                0.83%
  Putnam VT Growth and Income Fund                                              0.49%           0.05%                0.54%
  Putnam VT Utilities Growth and Income Fund(h)                                 0.69%           0.09%                0.78%
  Putnam VT Voyager Fund                                                        0.57%           0.06%                0.63%


     The fee and expense information regarding the Investment Funds was provided by the Investment Funds. Except for the Northstar Variable Trust, neither the Investment Funds nor their advisers are affiliated with the Company.


EXAMPLES

     If you surrender your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.

                                                                                      1 YEAR     3 YEARS     5 YEARS      10 YEARS
                                                                                      ------     -------     -------      --------
The Alger American Fund:
  Alger American Growth Portfolio                                                    $67       $114         $118         $254
  Alger American MidCap Growth Portfolio                                              68        116          121          259
  Alger American Small Capitalization Portfolio                                       68        117          123          263
Fidelity's Variable Insurance Products Funds (VIP):
  Equity-Income Portfolio                                                             65        108          108          233
  Growth Portfolio                                                                    66        111          113          244
  High Income Portfolio                                                               67        112          114          246
  Money Market Portfolio                                                              62         99           93          203
  Overseas Portfolio                                                                  69        118          125          269
Fidelity's Variable Insurance Products Fund II (VIP II):
  Asset Manager Portfolio                                                             67        113          116          249
  Contrafund Portfolio                                                                67        113          116          249
  Index 500 Portfolio                                                                 62         99           92          201
  Investment Grade Bond Portfolio                                                     65        108          108          233
Janus Aspen Series:
  Aggressive Growth Portfolio                                                         67        113          117          251
  Growth Portfolio                                                                    66        111          113          244
  International Growth Portfolio                                                      72        128          142          301
  Worldwide Growth Portfolio                                                          67        114          119          255
Neuberger&Berman Advisers Management Trust:
  Limited Maturity Bond Portfolio                                                     67        114          118          253
  Partners Portfolio                                                                  69        119          126          271
Northstar Variable Trust:
  Northstar Growth Fund                                                               67        114          119          255
  Northstar High Yield Bond Fund                                                      67        114          119          255
  Northstar Income and Growth Fund                                                    67        114          119          255
  Northstar International Value Fund                                                  67        114          119          255
  Northstar Multi-Sector Bond Fund                                                    67        114          119          255
OCC Accumulation Trust:
  Equity Portfolio                                                                    70        121          130          278
  Global Equity Portfolio                                                             74        133          150          317
  Managed Portfolio                                                                   69        117          124          265
  Small Cap Portfolio                                                                 70        121          130          278
Putnam Variable Trust:
  Putnam VT Diversified Income Fund                                                   68        115          120          258
  Putnam VT Growth and Income Fund                                                    65        106          106          228
  Putnam VT Utilities Growth and Income Fund                                          67        114          118          253
  Putnam VT Voyager Fund                                                              66        109          110          238

     If you annuitize at the end of the applicable time period or if you do not surrender your contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.

                                                                                      1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                                      ------     -------     -------     --------
The Alger American Fund:
  Alger American Growth Portfolio                                                     $22        $69        $118          $254
  Alger American MidCap Growth Portfolio                                               23         71         121           259
  Alger American Small Capitalization Portfolio                                        23         72         123           263
Fidelity's Variable Insurance Product Fund (VIP):
  Equity-Income Portfolio                                                              20         63         108           233
  Growth Portfolio                                                                     21         66         113           244
  High Income Portfolio                                                                22         67         114           246
  Money Market Portfolio                                                               17         54          93           203
  Overseas Portfolio                                                                   24         73         125           269
Fidelity's Variable Insurance Products Fund II (VIP II):
  Asset Manager Portfolio                                                              22         68         116           249
  Contrafund Portfolio                                                                 22         68         116           249
  Index 500 Portfolio                                                                  17         54          92           201
  Investment Grade Bond Portfolio                                                      20         63         108           233
Janus Aspen Series:
  Aggressive Growth Portfolio                                                          22         68         117           251
  Growth Portfolio                                                                     21         66         113           244
  International Growth Portfolio                                                       27         83         142           301
  Worldwide Growth Portfolio                                                           22         69         119           255
Neuberger&Berman Advisers Management Trust:
  Limited Maturity Bond Portfolio                                                      22         69         118           253
  Partners Portfolio                                                                   24         74         126           271
Northstar Variable Trust:
  Northstar Growth Fund                                                                22         69         119           255
  Northstar High Yield Bond Fund                                                       22         69         119           255
  Northstar Income and Growth Fund                                                     22         69         119           255
  Northstar International Value Fund                                                   22         69         119           255
  Northstar Multi-Sector Bond Fund                                                     22         69         119           255
OCC Accumulation Trust:
  Equity Portfolio                                                                     25         76         130           278
  Global Equity Portfolio                                                              29         88         150           317
  Managed Portfolio                                                                    24         72         124           265
  Small Cap Portfolio                                                                  25         76         130           278
Putnam Variable Trust:
  Putnam VT Diversified Income Fund                                                    23         70         120           258
  Putnam VT Growth and Income Fund                                                     20         61         106           228
  Putnam VT Utilities Growth and Income Fund                                           22         69         118           253
  Putnam VT Voyager Fund                                                               21         64         110           238

(a) The Deferred Sales Charge may be less than 5%, since under certain situations amounts may be surrendered or withdrawn free of any surrender charge. For more information on the Deferred Sales Charge, see page 25, "Surrender Charge (Contingent Deferred Sales Charge)."

(b) The Company or its affiliates may receive compensation from an affiliate or affiliates of certain of the Funds based upon an annual percentage of the average net assets held in that Fund by the Company and certain of the Company's insurance company affiliates. These amounts are intended to compensate the Company or the Company's affiliates for administrative, record keeping, distribution in some cases, and other services provided by such parties to the Funds and/or the Funds' affiliates. Payments of such amounts by an affiliate or affiliates of the Funds do not increase the fees paid by the Funds or their shareholders.

(c) A portion of the brokerage commissions that certain funds pay was used to reduce funds expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the table would have been .56% for Equity-Income Portfolio, .67% for Growth Portfolio, .92% for Overseas Portfolio, .73% for Asset Manager Portfolio, and .71% for Contrafund Portfolio.

(d) FMR agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. Without this reimbursement, the funds' management fee, other expenses and total expenses would have been .28%, .15%, and .43%, respectively. Expense reimbursements are voluntary. There is no assurance of ongoing reimbursement.

(e) The fees and expenses of the Janus Aspen Series are based on gross expenses of the Shares before expense offset arrangements for the fiscal year ended December 31, 1996. The information for each Portfolio is net of fee waivers or reductions from Janus Capital. Fee reductions for the Aggressive Growth, Growth, International Growth, and Worldwide Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Operating Expenses would have been: 0.79%, 0.04% and 0.83% for the Aggressive Growth Portfolio; 0.79%, 0.04%; 0.83% for the Growth Portfolio; 1.00%, 1.21% and 2.21% for the International Growth Portfolio; and 0.77%, 0.14% and 0.91% for the Worldwide Growth Portfolio. Janus Capital may modify or terminate the waivers or reductions at any time upon at least 90 days' notice to the Trustees of Janus Aspen Series.

(f) The investment adviser to the Northstar Variable Trust has agreed to reimburse the five Northstar Funds for any expenses in excess of 0.80% of each Fund's average daily net assets. In the absence of the investment adviser's expense reimbursements, the actual expenses that would have been paid by each Fund during its fiscal year ended December 31, 1996 would have been: Northstar Growth Fund: 1.70%; Northstar High Yield Bond Fund: 1.73%; Northstar Income and Growth Fund: 1.40%; and Northstar Multi-Sector Bond
     Fund: 1.68%. The Northstar International Value Fund commenced operations on August 8, 1997. Absent expense reimbursement, the actual expenses for this fund are estimated to be 1.90%. Expense reimbursements are voluntary. There is no assurance of ongoing reimbursement.

(g) The annual expenses of OCC Accumulation Trust Portfolios (the "Portfolios") as of December 31, 1996 have been restated to reflect new management fee and expense limitation arrangements in effect as of May 1, 1996. Additionally, other Expenses are shown gross of certain expense offsets afforded the Portfolios which effectively lowered overall custody expenses. Effective May 1, 1996, the expenses of the Portfolios were contractually limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offsets) do not exceed 1.25% of their respective average daily net assets. Furthermore, through December 31, 1997, the annualized operating expenses of the Equity, Managed, and Small Cap Portfolios will be voluntarily limited by OpCap Advisors so that annualized operating expenses (net of any expense offsets) of these Portfolios do not exceed 1.00% of their respective average daily net assets. Without such contractual and voluntary expense limitations and without giving effect to any expense offsets, the Management Fees, Other Expenses and Total Investment Fund Expenses incurred for the fiscal year ended December 31, 1996 would have been .80%, 1.04% and 1.84% respectively, for the Global Equity Portfolio; .80%, .10% and .90% respectively for the Managed Portfolio; .80%, .26% and 1.06%, respectively, for the Small Cap Portfolio and .80%, .31% and 1.11% respectively for the Equity Portfolio. Expense reimbursements are voluntary. There is no assurance of ongoing reimbursement.

(h) On July 11, 1996, shareholders approved an increase in the fees payable to Putnam Investment Management, Inc. ("Putnam Management") under the Management Contract for Putnam VT Utilities Growth and Income Fund. The management fees and total expenses shown in the table have been restated to reflect the increase. Actual management fees and total expenses for the year ended December 31, 1996 were 0.64% and 0.73%, respectively.

     THE EXAMPLES SHOWN IN THE TABLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. THE 5% ANNUAL RETURN ASSUMED IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED RATE.

     The purpose of this table is to assist the Contract Owner in understanding the various costs and expenses that a Contract Owner will bear either directly or indirectly. The table reflects the expenses of the Variable Account as well as those of the Investment Funds. The $30 Annual Contract Charge is reflected as an annual percentage charge in this table based on the average net assets in the Variable Account and Fixed Account during the preceding year, which translates to a charge equal to an annual rate of 0.119% of the Variable and Fixed Account values.

     In addition to the costs and expenses shown in this table, state premium taxes may also be applicable. For more information on state premium taxes, see page 26, "Premium Taxes".

                                     SUMMARY

     The Contracts are individual deferred variable/fixed annuity contracts issued by the Variable Account and the Company. (See "The Company" and "The Variable Account" on page 18.) They are sold to or in connection with retirement plans which may or may not qualify for special federal tax treatment under the Internal Revenue Code. (See "Federal Tax Status" on page 33.) Annuity payments under the Contracts are deferred until a later date.

     Purchase payments may be allocated to one or more Sub-Accounts of the Variable Account and/or to the Fixed Account. Purchase payments allocated to one or more Sub-Accounts of the Variable Account will be invested in shares at net asset value of one or more of the Investment Funds. The Variable Account Contract Value and the amount of variable annuity payments will vary, primarily based on the investment performance of the Investment Funds whose shares are held in the Sub-Accounts selected. (See "Investments of the Variable Account" on page 19.)

     No deduction for a sales charge is made from the purchase payments for the Contracts. However, if all or any part of the Contract Value is surrendered within five years from the date of the last purchase payment, the Company will, with certain exceptions, deduct a surrender charge (which may be deemed a contingent deferred sales charge). (See "Surrender Charge (Contingent Deferred Sales Charge)" on page 25.)

     In addition, on each Contract Anniversary and on the surrender of the Contract for full value if it is not surrendered on a Contract Anniversary, the Company will deduct from the Contract Value an administrative charge of $30. During the annuity period the annual administrative charge will be deducted proportionately from each monthly annuity payment. The administrative charge is to reimburse the Company for administrative expenses relating to the issue and maintenance of the Contracts. (See "Administrative Charge" on page 26)

     The Company also deducts a Mortality Risk Premium and an Expense Risk Charge, equal to an annual rate of 1.3% of the daily net asset value of the Sub-Accounts of the Variable Account, for mortality and expense risks assumed by the Company. (See "Mortality Risk Premium" and "Expense Risk Charge" on page 26.)

     The initial purchase payment must be $2,500 or more. However, if the Contract is being purchased by or in connection with a Qualified Plan, the minimum amount of purchase payments the Company will accept during the first Contract Year will be $600, with no individual payment to be less than $50. The Company may choose not to accept any subsequent purchase payment if it is less than $50 or if the purchase payment together with the Contract Value at the next Valuation Date exceeds $250,000.

     If the Contract Value at the Annuity Commencement Date is less than $2,500, the Contract Value may be distributed in a single sum payment in lieu of annuity payments. If any annuity payment would be less than $50, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $50 each. (See "Frequency and Amount of Annuity Payments" on page 32.)

     Premium taxes payable to any governmental entity will be charged against the Contracts. (See "Premium Taxes" on page 26.)

     The  Contract  Owner may  request  early  withdrawal  of all or part of the
Contract Value before the Annuity Commencement Date. (See "Surrender (Redemption)" on page 29.) A penalty tax may be assessed pursuant to Section 72(q) of the Internal Revenue Code upon withdrawal of amounts accumulated under a Contract. (See "Taxation of Annuities" on page 34.)

     The Contract Owner may return the Contract within ten days after it was delivered to the Owner, and the full amount of the purchase payments received will be refunded. (See "Revocation" on page 38.)

                         CONDENSED FINANCIAL INFORMATION

     The following table shows, for each Sub-Account of the Variable Account, the value of a Sub-Account Accumulation Unit as it is invested in portfolios at the dates shown, and the total number of Sub-Account Accumulation Units outstanding at the end of each period:

                                                                        YEAR ENDED DECEMBER 31
                                                                        ----------------------

SUB-ACCOUNT INVESTING IN                       1996        1995        1994         1993          1992         1991
                                               ----        ----        ----         ----          ----         ----
THE ALGER AMERICAN FUND:
ALGER AMERICAN GROWTH PORTFOLIO
 (sub-account inception -
 August 8, 1997)
 Beginning of period..............               _           _           _            _             _            _
 End of period....................               _           _           _            _             _            _
 Units outstanding at end of period              _           _           _            _             _            _
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
(sub-account inception -
August 8, 1997)
 Beginning of period..............
 End of period....................               _           _           _            _             _            _
 Units outstanding at end of period              _           _           _            _            _            _
ALGER AMERICAN SMALL CAPITALIZATION
  PORTFOLIO
  (sub-account inception -
  August 8, 1997)
 Beginning of period..............               _           _           _            _            _            _
 End of period....................               _           _           _            _            _            _
 Units outstanding at end of period              _           _           _            _            _            _
FIDELITY'S VARIABLE INSURANCE PRODUCTS
  FUND (VIP):
EQUITY-INCOME PORTFOLIO
(sub-account inception - May 1, 1988)
 Beginning of period..............           $25.8348    $19.3743    $18.3330     $15.7132      $13.6101     $10.4896      $
 End of period....................           $29.1386    $25.8348    $19.3743     $18.3330      $15.7132     $13.6101      $
 Units outstanding at end of period          2,419,226   2,562,446   2,548,087    2,319,004    1,655,722    1,303,735      1
GROWTH PORTFOLIO
(sub-account inception - May 1, 1988)
 Beginning of period..............           $28.1402    $21.0608    $21.3412     $18.1132      $16.7875     $11.6882      $
 End of period....................           $13.8559    $28.1402    $21.0608     $21.3412      $18.1132     $16.7875      $
 Units outstanding at end of period          2,402,422   2,477,276   2,337,733    2,019,876    1,448,782     980,079
HIGH INCOME PORTFOLIO
(sub-account inception - May 1, 1988)
 Beginning of period..............           $21.1332    $17.7525    $18.2678     $15.3580      $12.6454     $9.4711
 End of period....................           $23.7835    $21.1332    $17.7525     $18.2678      $15.3580     $12.6454
 Units outstanding at end of period           733,939     760,359     778,501      798,986      441,253      273,750


SUB-ACCOUNT INVESTING IN                       1996        1995        1994         1993          1992         1991
                                               ----        ----        ----         ----          ----         ----

MONEY MARKET PORTFOLIO
(sub-account inception - May 1, 1988)
 Beginning of period..............           $14.0932    $13.4845    $13.1036     $12.8597      $12.5397     $11.9736      $
 End of period....................           $14.6622    $14.0932    $13.4845     $13.1036      $12.8597     $12.5397      $
 Units outstanding at end of period           551,623     605,511     755,428      827,229      987,748     1,129,026      1
OVERSEAS PORTFOLIO
(sub-account inception - May 1, 1988)
 Beginning of Period..............           $17.0360    $15.7366    $15.6727     $11.5705     $13.12980     $12.2980      $
 End of Period....................           $19.0354    $17.0360    $15.7366     $15.6727      $11.5705     $13.1298      $
Units Outstanding at End of Period           1,039,149   1,055,251   1,176,636     819,348      456,484      364,272
FIDELITY'S VARIABLE INSURANCE PRODUCTS
  FUND II (VIP II):
ASSET MANAGER PORTFOLIO
(sub-account inception - May 1, 1991):
 Beginning of period..............           $15.1807    $13.1500    $14.1866     $11.8736      $10.7527     $10.0000
 End of period....................           $17.1701    $15.1807    $13.1500     $14.1866      $11.8736     $10.7527
 Units outstanding at end of period          2,062,691   2,327,409   2,293,509    1,727,141     522,702      118,419
CONTRAFUND PORTFOLIO
(sub-account inception - May 8, 1997)
 Beginning of period..............               _           _           _            _            _            _
 End of Period....................               _           _           _            _            _            _
 Units Outstanding at end of period              _           _           _            _            _            _
INDEX 500 PORTFOLIO
(sub-account inception - May 3, 1993):
 Beginning of period..............           $14.3550    $10.6006    $10.6290     $10.0000         _            _
 End of period....................           $17.4006    $14.3550    $10.6006     $10.6290         _            _
 Units outstanding at end of period           351,023     261,975     174,454      102,493         _            _
INVESTMENT GRADE BOND PORTFOLIO
(sub-account inception - May 1, 1991):
 Beginning of period..............           $13.9972    $12.0868    $12.7234     $11.6171      $11.0360     $10.0000
 End of period....................           $14.2542    $13.9972    $12.0868     $12.7234      $11.6171     $11.0360
 Units outstanding at end of period           519,771     616,360     687,602      729,335      352,116       79,859
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO
 (sub-account inception - August 8, 1997)
 Beginning of period..............               _           _           _            _            _            _
 End of period....................               _           _           _            _            _            _
 Units outstanding at end of period              _           _           _            _            _            _


SUB-ACCOUNT INVESTING IN                       1996        1995        1994         1993          1992         1991
                                               ----        ----        ----         ----          ----         ----

GROWTH PORTFOLIO
(sub-account inception - August 8, 1997)
 Beginning of period..............               _           _           _            _            _            _
 End of period....................               _           _           _            _            _            _
 Units outstanding at end of period              _           _           _            _            _            _
INTERNATIONAL GROWTH PORTFOLIO
(sub-account inception - August 8, 1997)
 Beginning of period..............               _           _           _            _            _            _
 End of period....................               _           _           _            _            _            _
 Units outstanding at end of period              _           _           _            _            _            _
WORLDWIDE GROWTH PORTFOLIO
(sub-account inception - August 8, 1997)
 Beginning of period..............               _           _           _            _            _            _
 End of period....................               _           _           _            _            _            _
 Units outstanding at end of period              _           _           _            _            _            _
NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST:
LIMITED MATURITY BOND PORTFOLIO
(sub-account inception - August 8, 1997)
 Beginning of period..............               _           _           _            _            _            _
 End of period....................               _           _           _            _            _            _
 Units outstanding at end of period              _           _           _            _            _            _
PARTNERS PORTFOLIO
(sub-account inception - August 8, 1997)
 Beginning of period..............               _           _           _            _            _            _
 End of period....................               _           _           _            _            _            _
 Units outstanding at end of period              _           _           _            _            _            _
NORTHSTAR VARIABLE TRUST:
NORTHSTAR GROWTH FUND
(sub-account inception - August 8, 1997)
 Beginning of period..............                _           _           _            _            _             _
 End of period....................                _           _           _            _            _             _
 Units outstanding at end of period               _           _           _            _            _             _
NORTHSTAR HIGH YIELD BOND FUND
(sub-account inception - August 8, 1997)
 Beginning of period..............                _           _           _            _            _             _
 End of period....................                _           _           _            _            _             _
 Units outstanding at end of period               _           _           _            _            _             _


SUB-ACCOUNT INVESTING IN                       1996        1995        1994         1993          1992         1991
                                               ----        ----        ----         ----          ----         ----

NORTHSTAR INCOME AND GROWTH FUND:
(sub-account inception - August 8, 1997):
 Beginning of period..............                _           _           _            _            _             _
 End of period....................                _           _           _            _            _             _
 Units outstanding at end of period               _           _           _            _            _             _
NORTHSTAR INTERNATIONAL VALUE FUND:
(sub-account inception - August 8, 1997)
 Beginning of period..............                _           _           _            _            _             _
 End of period....................                _           _           _            _            _             _
 Units outstanding at end of period               _           _           _            _            _             _
NORTHSTAR MULTI-SECTOR BOND FUND:
(sub-account inception - August 8, 1997)
 Beginning of period..............                _           _           _            _            _             _
 End of period....................                _           _           _            _            _             _
 Units outstanding at end of period               _           _           _            _            _             _
OCC ACCUMULATION TRUST:
EQUITY PORTFOLIO
(sub-account inception - August 8, 1997)
 Beginning of period..............                _           _           _            _            _             _
 End of period....................                _           _           _            _            _             _
 Units outstanding at end of period               _           _           _            _            _             _
GLOBAL EQUITY PORTFOLIO
(sub-account inception - August 8, 1997)
 Beginning of period..............                _           _           _            _            _             _
 End of period....................                _           _           _            _            _             _
 Units outstanding at end of period               _           _           _            _            _             _
MANAGED PORTFOLIO
(sub-account inception - August 8, 1997)
 Beginning of period..............                _           _           _            _            _             _
 End of period....................                _           _           _            _            _             _
 Units outstanding at end of period               _           _           _            _            _             _
SMALL CAP PORTFOLIO
(sub-account inception - August 8, 1997)
 Beginning of period..............                _           _           _            _            _             _
 End of period....................                _           _           _            _            _             _
 Units outstanding at end of period               _           _           _            _            _             _
PUTNAM VARIABLE TRUST:
PUTNAM VT DIVERSIFIED INCOME FUND
(sub-account inception - May 2, 1994)
 Beginning of period..............           $11.5741    $9.8430     $10.0000        _             _            _
 End of Period....................           $12.4289   $11.5741     $9.8430         _             _            _
 Units outstanding at end of period           52,723     57,511       16,459         _             _            _


SUB-ACCOUNT INVESTING IN                       1996        1995        1994         1993          1992         1991
                                               ----        ----        ----         ----          ----         ----

PUTNAM VT GROWTH AND INCOME FUND
(sub-account inception - May 2, 1994)
 Beginning of period..............           $13.6691   $10.1294     $10.0000        _             _            _
 End of Period....................           $16.4471   $13.6691     $10.1294        _             _            _
 Units outstanding at end of period          278,066     140,310      34,789         _             _            _
PUTNAM VT UTILITIES GROWTH
AND INCOME FUND
(sub-account inception - May 2, 1994)
 Beginning of period..............           $12.5909    $9.7315     $10.0000        _             _            _
 End of Period....................           $14.3893   $12.5909     $9.7315         _             _            _
 Units outstanding at end of period           59,940     56,662       11,486         _             _            _
PUTNAM VT VOYAGER FUND
(sub-account inception - May 2, 1994)
 Beginning of period..............           $14.5313   $10.4653     $10.0000        _             _            _
 End of Period....................           $16.2011   $14.5313     $10.4653        _             _            _
 Units outstanding at end of period          551,786     280,197      84,232         _             _            _



SUB-ACCOUNT INVESTING IN                      1990           1989           1988           1987
                                              ----           ----           ----           ----
THE ALGER AMERICAN FUND:
ALGER AMERICAN GROWTH PORTFOLIO
 (sub-account inception -
 August 8, 1997)
 Beginning of period..............              _              _              _             _
 End of period....................              _              _              _             _
 Units outstanding at end of period             _              _              _             _
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
(sub-account inception -
August 8, 1997)
 Beginning of period..............
 End of period....................              _              _              _             _
 Units outstanding at end of period             _              _              _             _
ALGER AMERICAN SMALL CAPITALIZATION
  PORTFOLIO
  (sub-account inception -
  August 8, 1997)
 Beginning of period..............              _              _              _             _
 End of period....................              _              _              _             _
 Units outstanding at end of period             _              _              _             _
FIDELITY'S VARIABLE INSURANCE PRODUCTS
  FUND (VIP):
EQUITY-INCOME PORTFOLIO
(sub-account inception - May 1, 1988)
 Beginning of period..............          $12.5467       $10.8324       $10.0000          _
 End of period....................          $10.4896       $12.5467       $10.8324          _
 Units outstanding at end of period         1,242,548       934,804        288,561          _
GROWTH PORTFOLIO
(sub-account inception - May 1, 1988)
 Beginning of period..............          $13.4173       $10.3448       $10.0000          _
 End of period....................          $11.6882       $13.4173       $10.3448          _
 Units outstanding at end of period         719,979        296,757        148,480          _
HIGH INCOME PORTFOLIO
(sub-account inception - May 1, 1988)
 Beginning of period..............          $9.8322       $10.4064       $10.0000          _
 End of period....................          $9.4711        $9.8322       $10.4064          _
 Units outstanding at end of period         224,342        157,944        67,794           _


SUB-ACCOUNT INVESTING IN                      1990           1989           1988           1987
                                              ----           ----           ----           ----

MONEY MARKET PORTFOLIO
(sub-account inception - May 1, 1988)
 Beginning of period..............          $11.2268       $10.4179       $10.0000          _
 End of period....................          $11.9736       $11.2268       $10.4179          _
 Units outstanding at end of period         1,120,621       370,316        38,447           _
OVERSEAS PORTFOLIO
(sub-account inception - May 1, 1988)
 Beginning of Period..............          $12.6820       $10.1743       $10.0000          _
 End of Period....................          $12.2980       $12.6820       $10.1743          _
Units Outstanding at End of Period           333,194        64,228         15,105           _
FIDELITY'S VARIABLE INSURANCE PRODUCTS
  FUND II (VIP II):
ASSET MANAGER PORTFOLIO
(sub-account inception - May 1, 1991):
 Beginning of period..............              _              _              _             _
 End of period....................              _              _              _             _
 Units outstanding at end of period             _              _              _             _
CONTRAFUND PORTFOLIO
(sub-account inception - May 8, 1997)
 Beginning of period..............              _              _              _             _
 End of Period....................              _              _              _             _
 Units Outstanding at end of period             _              _              _             _
INDEX 500 PORTFOLIO
(sub-account inception - May 3, 1993):
 Beginning of period..............              _              _              _             _
 End of period....................              _              _              _             _
 Units outstanding at end of period             _              _              _             _
INVESTMENT GRADE BOND PORTFOLIO
(sub-account inception - May 1, 1991):
 Beginning of period..............              _              _              _             _
 End of period....................              _              _              _             _
 Units outstanding at end of period             _              _              _             _
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO
 (sub-account inception - August 8, 1997)
 Beginning of period..............              _              _              _             _
 End of period....................              _              _              _             _
 Units outstanding at end of period             _              _              _             _


SUB-ACCOUNT INVESTING IN                      1990           1989           1988           1987
                                              ----           ----           ----           ----

GROWTH PORTFOLIO
(sub-account inception - August 8, 1997)
 Beginning of period..............              _              _              _             _
 End of period....................              _              _              _             _
 Units outstanding at end of period             _              _              _             _
INTERNATIONAL GROWTH PORTFOLIO
(sub-account inception - August 8, 1997)
 Beginning of period..............              _              _              _             _
 End of period....................              _              _              _             _
 Units outstanding at end of period             _              _              _             _
WORLDWIDE GROWTH PORTFOLIO
(sub-account inception - August 8, 1997)
 Beginning of period..............              _              _              _             _
 End of period....................              _              _              _             _
 Units outstanding at end of period             _              _              _             _
NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST:
LIMITED MATURITY BOND PORTFOLIO
(sub-account inception - August 8, 1997)
 Beginning of period..............              _              _              _             _
 End of period....................              _              _              _             _
 Units outstanding at end of period             _              _              _             _
PARTNERS PORTFOLIO
(sub-account inception - August 8, 1997)
 Beginning of period..............              _              _              _             _
 End of period....................              _              _              _             _
 Units outstanding at end of period             _              _              _             _
NORTHSTAR VARIABLE TRUST:
NORTHSTAR GROWTH FUND
(sub-account inception - August 8, 1997)
 Beginning of period..............              _              _              _             _
 End of period....................              _              _              _             _
 Units outstanding at end of period             _              _              _             _
NORTHSTAR HIGH YIELD BOND FUND
(sub-account inception - August 8, 1997)
 Beginning of period..............              _              _              _             _
 End of period....................              _              _              _             _
 Units outstanding at end of period             _              _              _             _


SUB-ACCOUNT INVESTING IN                      1990           1989           1988           1987
                                              ----           ----           ----           ----

NORTHSTAR INCOME AND GROWTH FUND:
(sub-account inception - August 8, 1997):
 Beginning of period..............              _              _              _             _
 End of period....................              _              _              _             _
 Units outstanding at end of period             _              _              _             _
NORTHSTAR INTERNATIONAL VALUE FUND:
(sub-account inception - August 8, 1997)
 Beginning of period..............              _              _              _             _
 End of period....................              _              _              _             _
 Units outstanding at end of period             _              _              _             _
NORTHSTAR MULTI-SECTOR BOND FUND:
(sub-account inception - August 8, 1997)
 Beginning of period..............              _              _              _             _
 End of period....................              _              _              _             _
 Units outstanding at end of period             _              _              _             _
OCC ACCUMULATION TRUST:
EQUITY PORTFOLIO
(sub-account inception - August 8, 1997)
 Beginning of period..............              _              _              _             _
 End of period....................              _              _              _             _
 Units outstanding at end of period             _              _              _             _
GLOBAL EQUITY PORTFOLIO
(sub-account inception - August 8, 1997)
 Beginning of period..............              _              _              _             _
 End of period....................              _              _              _             _
 Units outstanding at end of period             _              _              _             _
MANAGED PORTFOLIO
(sub-account inception - August 8, 1997)
 Beginning of period..............              _              _              _             _
 End of period....................              _              _              _             _
 Units outstanding at end of period             _              _              _             _
SMALL CAP PORTFOLIO
(sub-account inception - August 8, 1997)
 Beginning of period..............              _              _              _             _
 End of period....................              _              _              _             _
 Units outstanding at end of period             _              _              _             _
PUTNAM VARIABLE TRUST:
PUTNAM VT DIVERSIFIED INCOME FUND
(sub-account inception - May 2, 1994)
 Beginning of period..............              _              _              _             _
 End of Period....................              _              _              _             _
 Units outstanding at end of period             _              _              _             _


SUB-ACCOUNT INVESTING IN                      1990           1989           1988           1987
                                              ----           ----           ----           ----

PUTNAM VT GROWTH AND INCOME FUND
(sub-account inception - May 2, 1994)
 Beginning of period..............              _              _              _             _
 End of Period....................              _              _              _             _
 Units outstanding at end of period             _              _              _             _
PUTNAM VT UTILITIES GROWTH
AND INCOME FUND
(sub-account inception - May 2, 1994)
 Beginning of period..............              _              _              _             _
 End of Period....................              _              _              _             _
 Units outstanding at end of period             _              _              _             _
PUTNAM VT VOYAGER FUND
(sub-account inception - May 2, 1994)
 Beginning of period..............              _              _              _             _
 End of Period....................              _              _              _             _
 Units outstanding at end of period             _              _              _             _


                             PERFORMANCE INFORMATION

     From time to time, the Company may advertise or include in sales literature yields, effective yields, and total returns for the available Sub-Accounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. Each Sub-Account may, from time to time, advertise or include in sales literature performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

     Effective yields and total returns for the Sub-Accounts are based on the investment performance of the corresponding portfolios of the Investment Funds. The performance in part reflects the Investment Funds' expenses. See the Prospectuses for the Investment Funds.


     The yield of the Sub-Account investing in Fidelity's VIP Money Market Portfolio refers to the annualized income generated by an investment in the Sub-Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.


     The yield of a Sub-Account (except the Money Market Sub-Account investing in the VIP Money Market Portfolio) refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

     The total return of a Sub-Account refers to return quotations assuming an investment under a Contract has been held in the Sub-Account for various periods of time including, but not limited to, a period measured from the date the Sub-Account commenced operations. When a Sub-Account has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. For periods prior to the date the Sub-Account commenced operations, performance information for Contracts funded by the Sub-Accounts will be calculated based on the performance of the Investment Funds' portfolio's and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Investment Funds' portfolios, with the level of Contract charges that were in effect at the inception of the Sub-Accounts for the Contracts.

     The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning date of the measuring period to the end of that period. This version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Sub-Account (including any surrender charge that would apply if an Owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes.)

     Average total return information may be presented and computed on the same basis as described above, except deductions will not include the surrender charge. In addition, the Company may from time to time disclose average annual total return in non-standard formats and cumulative total return for Contracts funded by the Sub-Accounts.

     The Company may, from time to time, also disclose yield and total returns for the portfolios of the Investment Funds, including such disclosure for periods prior to the dates the Sub-Accounts commenced operations.

     For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

     In advertising and sales literature, the performance of each Sub-Account may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

     Lipper's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

     Advertising and sales literature may also compare the performance of each Sub-Account to the Standard & Poor's Composite Index of 500 Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

     The Company may also report other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from Sub-Account investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying portfolio's investment experience is positive.

                                   THE COMPANY

     The Company, organized in 1885, is a stock life insurance company incorporated under the laws of the State of Minnesota. Effective January 3, 1989, the Company converted from a stock and mutual life insurance company to a stock life insurance company and, through a merger became a direct, wholly-owned subsidiary of ReliaStar Financial Corp., a holding company incorporated under the laws of the State of Delaware. The Company offers individual life insurance and annuities, employee benefits, and retirement contracts. The Company is admitted to do business in the District of Columbia and all states except New York. Its home office is at 20 Washington Avenue South, Minneapolis, Minnesota 55401 (telephone 612/372-5507).

     The Contracts described in this Prospectus are nonparticipating. The capital and surplus of the Company should be considered as bearing only upon the ability of the Company to meet its obligations under the Contracts.

                              THE VARIABLE ACCOUNT

     The Variable Account is a Separate Account of the Company established by the Board of Directors of the Company on November 12, 1981, pursuant to the laws of the State of Minnesota. The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Such registration does not involve supervision by such Commission of the management or investment policies or practices of the Variable Account, the Company or the Funds.

     The assets of the Variable Account are owned by the Company, and the Company is not a trustee with respect to such assets. However, the Minnesota laws under which the Variable Account was established provide that the Variable Account shall not be chargeable with liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. The Contract Value and the amount of annuity payments will vary, primarily based on the investment performance of the Funds whose shares are held in the Variable Account Sub-Accounts selected by the Owner.

     Purchase payments allocated to the Variable Account under a Contract are invested in one or more Sub-Accounts of the Variable Account. These Sub-Accounts are divided into Sub-Accounts for Contracts issued to or in connection with Qualified Plans and Sub-Accounts for all other Contracts. Each Sub-Account is invested in shares of one of the Investment Funds on the list of Investment Funds provided by the Company. The purchase payments under a Contract are allocated to the Sub-Account or Sub-Accounts selected by the Owner, and the future Variable Account Contract Value depends primarily on the investment performance of the Investment Funds whose shares are held in the Sub-Accounts selected.


     Shares of the Funds are also available to separate accounts for other types of variable contracts. Although we do not foresee that this will cause any disadvantages to Owners, for a brief explanation of the conflicts that may be involved in such situations, refer to the prospectus for each Fund.


                       INVESTMENTS OF THE VARIABLE ACCOUNT


     When a Contract is applied for, the Owner may elect to have purchase payments allocated to one or more Sub-Accounts each of which invests in shares of one of the Investment Funds on the list provided by the Company. The Sub-Accounts invest in shares of the Investment Funds at their net asset value, subject to any minimum purchase requirements that may be imposed by the Investment Funds. The Owner may change a purchase payment allocation for future purchase payments and may at any time transfer all or part of any existing values in a Sub-Account to another Sub-Account that invests in shares of another Investment Fund on the list, subject to any terms and conditions the Investment Funds may impose on transfers from one Investment Fund to another in addition to transfer requirements under the Contract.

     There are  currently  thirty-one  Sub-Accounts,  each of which  invests  in shares of one of the Funds. The Company reserves the right, subject to compliance with applicable law, to offer additional Sub-Accounts, each of which could invest in a new Fund with a specified investment objective. However, each Contract Owner is limited to participating in a maximum of seventeen Sub-Accounts over the lifetime of the Contract. The Contract Owner is not required to select the Sub-Accounts in advance, but upon reaching participation in seventeen Sub-Accounts since the issue of the Contract, the Contract Owner would only be able to transfer within the seventeen Sub-Accounts already selected and which are still available under the Variable Account.

     For example, assume a Contract Owner selects seven Sub-Accounts. Later, the Contract Owner transfers out of all of the initial seven selections and chooses ten different Sub-Accounts none of which are the same as the original seven selections The Contract Owner has now used the maximum selection of seventeen Sub-Accounts. The Contract Owner may still allocate Purchase Payment or transfer Contract Values among any of the seventeen Sub-Accounts that were previously selected. However, the Contract Owner may not allocate funds to the remaining Sub-Accounts at any time. A Contract Owner may transfer partial or complete Contract Values from the Variable Account to the Fixed Account at any time.

     The following are the investment advisers for the Investment Funds offered through the Contract. The advisers are paid fees for their services by the Funds they manage. Fred Alger Management, Inc. is the investment adviser for the three portfolios of The Alger American Fund. Fidelity Management & Research Company ("FMR") is the investment adviser for the nine portfolios of Fidelity's Variable Insurance Products Funds I and II (VIP and VIP II); Janus Capital Corporation ("Janus Capital") is the investment adviser for the four portfolios of Janus Aspen Series; Neuberger&Berman Management is the investment adviser for the two portfolios of the Advisers Management Trust; Northstar Investment Management Corporation is the investment adviser for the five funds of the Northstar Variable Trust; OpCap Advisors is the investment adviser for the four portfolios of the OCC Accumulation Trust; and Putnam Management is the investment adviser for the four portfolios of Putnam Variable Trust.

     The Company has entered into service agreements with the managers or distributors of certain of the Funds pursuant to which the company or its affiliates may receive from affiliates of the Funds compensation for providing administrative, record keeping, or distribution services to the Funds or their affiliates. Such compensation is paid based upon aggregated net asset goals. Currently, the Company has service arrangements with Fred Alger Management, Inc., Fidelity Management & Research Company, Janus Capital, Neuberger&Berman Management, and OpCap Advisors.

     The Investment Funds currently offered, together with their investment objectives, are briefly described below. More detailed information concerning the investment objectives, policies and restrictions pertaining to the Investment Funds and the expenses, investment advisory services and charges and the risks attendant to investing in the portfolios of the Investment Funds and other aspects of their operations can be found in the current prospectus for each Investment Fund which accompany this Prospectus in a book entitled "Select*Product Mutual Funds," and in the current Statement of Additional Information for each Investment Fund. The Investment Fund prospectuses should be read carefully before any decision is made concerning the allocation of premium payments or transfers among the Sub-Accounts.

THE ALGER AMERICAN FUND:

     ALGER AMERICAN GROWTH PORTFOLIO has the investment objective of long term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization of $1 billion or greater. The Portfolio may invest up to 35% of its total assets in equity securities companies that, at the time of purchase, have total market capitalization of less than $1 billion.

     ALGER AMERICAN MIDCAP GROWTH PORTFOLIO has the investment objective of long term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the S&P MidCap 400 Index, updated quarterly. The S&P MidCap 400 Index is designed to track the performance of medium capitalization companies. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the S&P Mid-Cap 400 Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

     ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO has the investment objective of long term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have "total market capitalization" - present market value per share multiplied by the total number of shares outstanding - within the range of companies included in the Russell 2000 Growth Index ("Russell Index") or the S&P Small Cap 600 Index ("S&P Index"). Both indexes are broad indexes of small capitalization stocks. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside of the combined range of these indices, and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND (VIP):


     EQUITY-INCOME PORTFOLIO seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities the portfolio will also consider the potential for capital appreciation. The portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks.

     GROWTH PORTFOLIO seeks to achieve capital appreciation. The portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

     HIGH INCOME PORTFOLIO seeks to obtain a high level of current income by investing primarily in lower-rated, fixed-income securities (sometimes referred to as "junk bonds"), while also considering growth of capital. Lower-rated, fixed-income securities are considered speculative and involve greater risk of default than higher-rated, fixed-income securities and are more sensitive to the issuer's capacity to pay. Consult the VIP prospectus for further information on the risks associated with the portfolio's investment in lower-rated, fixed income securities.

     MONEY MARKET PORTFOLIO seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The portfolio will invest only in high-quality U.S. dollar denominated money market instruments of domestic and foreign issuers. An investment in the portfolio is not insured or guaranteed by the U.S. Government, and there can be no assurance that the portfolio will maintain a stable asset value per share of $1.00.

     OVERSEAS PORTFOLIO seeks long term growth of capital primarily through investments in foreign securities. Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.


FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II (VIP II):


     ASSET MANAGER PORTFOLIO seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term, fixed-income instruments.


     CONTRAFUND PORTFOLIO seeks capital appreciation by investing in companies believed to be undervalued due to an overly pessimistic appraisal by the public. The portfolio invests primarily in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.


     INDEX 500 PORTFOLIO seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States. In seeking this objective, the portfolio attempts to duplicate the composition and total return of the Standard & Poor's Composite Index of 500 Stocks while keeping transaction costs and other expenses low. The portfolio is designed as a long-term investment option.

     INVESTMENT GRADE BOND PORTFOLIO seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade, fixed-income securities.


JANUS ASPEN SERIES:

     AGGRESSIVE GROWTH PORTFOLIO is a nondiversified fund that seeks long-term growth of capital by investing primarily in common stocks. The Portfolio intends to normally invest at least 50% of its equity assets in securities issued by medium-sized companies.

     GROWTH PORTFOLIO is a diversified fund that seeks long-term growth of capital in a manner consistent with the preservation of capital by investing in common stocks of issuers of any size. Generally, this Portfolio emphasizes issuers with larger market capitalizations.

     INTERNATIONAL GROWTH PORTFOLIO is a diversified fund that seeks long-term growth of capital by investing primarily in common stocks of foreign issuers of any size. The Portfolio normally invests at least 65% of its total assets in issuers from at least five different countries excluding the United States.

     WORLDWIDE GROWTH PORTFOLIO is a diversified fund that seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of foreign and domestic issuers of any size. Worldwide Growth Portfolio normally invests in issuers from at least five different countries including the United States.

NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST ("AMT"):

     LIMITED MATURITY BOND PORTFOLIO seeks to provide the highest current income consistent with low risk to principal and liquidity; and secondarily, total return. It invests in a diversified portfolio, primarily consisting of U.S. Government and Agency securities and investment grade debt securities issued by financial institutions, corporations, and others. "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Rating Group ("S&P"), or another nationally recognized statistical rating organization. Securities in which the portfolio may invest include mortgage-backed and asset backed securities, repurchase agreements with respect to U.S. Government and Agency securities, and foreign investments. The portfolio may also invest in fixed, variable or inflation-indexed debt securities.

     PARTNERS PORTFOLIO seeks capital growth through an investment approach that is designed to increase capital with reasonable risk. It invests in a portfolio, which in turn invests principally in common stocks of medium to large capitalization established companies, using a value-oriented approach. Neuberger&Berman Management looks for securities believed to be undervalued based on strong fundamentals, including a low price-to-earnings ratio, consistent cash flow, and the company's track record through all parts of the market cycle. Up to 15% of the portfolio's net assets, measured at the time of investment may be invested in corporate debt securities that are below investment grade or in comparable unrated securities. Securities rated below investment grade, as well as comparable unrated securities, are often considered to be speculative and usually entail greater risk.

NORTHSTAR VARIABLE TRUST (NORTHSTAR):

     NORTHSTAR GROWTH FUND is a diversified portfolio with an investment objective of long-term growth of capital through investments in equity securities of companies that are believed to provide above average potential for capital appreciation. Navellier Fund Management, Inc. serves as sub-adviser to the Fund and is responsible for the day-to-day investment management of the Fund, subject to the supervision of the investment adviser and the Trustees of the Fund. All fees and expenses of the subadvisory arrangement are borne by the investment adviser.

     NORTHSTAR HIGH YIELD BOND FUND is a diversified portfolio with an investment objective of seeking high income consistent with the preservation of capital. Under normal market conditions, this Investment Fund invests predominantly in high-yield, high-risk, lower-rated U.S. dollar denominated debt securities. These securities are commonly known as "junk bonds." Most of the securities in which the Investment Fund invests are rated, at the time of investment, at least Caa by Moody's Investors Service, Inc. ("Moody's") or CCC by Standard & Poor's Corporation ("S&P") or, if not rated, are of comparable quality in the opinion of the investment adviser. The Investment Fund may, however, invest in securities in the lowest ratings categories of Moody's and S&P, which arc "C" in the case of Moody's and "D" in the case of S&P.

     NORTHSTAR INCOME AND GROWTH FUND is a diversified portfolio with an investment objective of seeking current income balanced with the objective of achieving capital appreciation. This Fund will seek to achieve its objective through investments in common and preferred stocks, convertible securities, investment grade corporate debt securities and government securities, selected for their prospects of producing income and capital appreciation. Wilson/Bennett Capital Management, Inc. ("Wilson/Bennett") is the sub-adviser to this Fund and is responsible for the day-to-day investment management of the Fund, subject to the supervision of the investment adviser and the Trustees of the Fund. All fees and expenses of the subadvisory arrangement are borne by the investment adviser.

     NORTHSTAR INTERNATIONAL VALUE FUND is a diversified portfolio with the objective of long-term capital appreciation. The Fund invests primarily in equity securities of foreign companies with a market capitalization of greater than $1 billion, but may hold up to 25% of its assets in companies with smaller market capitalization. It generally invests at least 65% of its total assets in equities of issuers located in at least three countries other than the U. S., including Western Europe, North and South America, Australia, Asia and other nations. Brandes Investment Partners, L.P. ("Brandes") is the sub-adviser to this Fund and is responsible for the day-to-day investment management of the Fund, subject to the supervision of the investment adviser and the Trustees of the Fund. All fees and expenses of the sub-advisory agreement are borne by the investment adviser.

     NORTHSTAR MULTI-SECTOR BOND FUND is a diversified portfolio with an investment objective of maximizing current income. This Fund will seek to achieve its objective by investment in the following sectors of the fixed income securities markets: (a) securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities;
(b) investment grade corporate debt securities; (c) investment grade or comparable quality debt securities issued by foreign corporate issuers, and securities issued by foreign governments and their political subdivisions, limited to 35% of assets determined at the time of investment; and (d) high-yield, high-risk fixed income securities of U.S. and foreign issuers, limited to 50% of assets determined at the time of investment.

OCC ACCUMULATION TRUST:

     EQUITY PORTFOLIO seeks long term capital appreciation through investment in securities (primarily equity securities) of companies that are believed by the Manager to be undervalued in the marketplace in relation to factors such as the companies' assets or earnings. It is the manager's intention to invest in securities of companies which in the Manager's opinion possess one or more of the following characteristics: undervalued assets, valuable consumer or commercial franchises, securities valuation below peer companies, substantial and growing cash flow and/or a favorable price to book value relationship. The Portfolio will invest primarily in stocks listed on the New York Stock exchange. In addition, it may also purchase securities listed on other domestic securities exchanges, securities traded in the domestic over-the-counter market and foreign securities provided that they are listed on a domestic or foreign securities exchange or represented by American depository receipts listed on a domestic securities exchange or traded in domestic or foreign over-the-counter markets.

     GLOBAL EQUITY PORTFOLIO seeks long term capital appreciation through pursuit of a global investment strategy primarily involving equity securities. The Portfolio may invest anywhere in the world with no requirement that any specific percentage of its assets be committed to any given country. Under normal circumstances, at least 65 percent of the Portfolio's total assets will be invested in equity securities in at least three different countries, one of which may be the United States. Opportunities for capital appreciation may also be presented by debt securities. The Portfolio may invest up to 35 percent of its total assets in debt obligations with remaining maturities of one year or more of U.S. or foreign corporate, governmental or bank issuers. It is the present intention of the Portfolio, although not a fundamental policy, not to invest more than 5 percent of its total assets in debt securities rated below investment-grade. Although there is no minimum rating for this category of debt instruments, the Portfolio does not intend to invest in bonds which are in default.

     MANAGED PORTFOLIO seeks to achieve growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on the Manager's assessments of the relative outlook for such investments. In seeking to achieve its investment objective, the types of equity securities in which the Portfolio may invest are likely to be the same as those in which the Equity Portfolio invests, although securities of the type in which the Small Cap Portfolio invests may, to a lesser extent, be included. Debt securities are expected to be predominately investment grade intermediate to long term U.S. Government and corporate debt, although the Portfolio will also invest in high quality short term money market and cash equivalent securities and may invest almost all of its assets in such securities when the Manager deems it advisable in order to preserve capital. In addition, the Portfolio may also purchase foreign securities provided that they are listed on a domestic or foreign securities exchange or are represented by American depository receipt listed on a domestic securities exchange or traded in domestic or foreign over-the counter markets.

     SMALL CAP PORTFOLIO seeks capital appreciation through investments in a diversified portfolio consisting primarily of equity securities of companies with market capitalizations of under $1 billion. The Portfolio may purchase securities in initial public offerings, or shortly after such offerings have been completed, when the Manager believes that such securities have greater-than-average market appreciation potential. Under normal circumstances at least 65% of the Portfolio's assets will be invested in equity securities. The majority of securities purchased by the Portfolio will be traded on the New York Stock Exchange, the American Stock Exchange or in the over-the-counter market, and will also include options, warrants, bonds, notes and debentures which are convertible into or exchangeable for, or which grant a right to purchase or sell securities. In addition, the Portfolio may also purchase foreign securities provided that they are listed on a domestic or foreign securities exchange or are represented by American depository receipts listed on a domestic securities exchange or traded in domestic or foreign over-the counter markets.


PUTNAM VARIABLE TRUST:

     PUTNAM VT DIVERSIFIED INCOME FUND seeks high current income consistent with capital preservation by investing in the following three sectors of the fixed income securities markets: a U.S. Government Sector, a High Yield Sector (which invests primarily in securities that are commonly known as "junk bonds"), and an International Sector. Consult the Putnam Variable Trust Prospectus for further information on the risks associated with this Fund's investments in high-yield, higher-risk fixed income securities. PUTNAM VT GROWTH AND INCOME FUND seeks capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income, or both.

     PUTNAM VT UTILITIES GROWTH AND INCOME FUND seeks capital growth and current income by concentrating its investments in debt and equity securities issued by companies in the public utilities industries.

     PUTNAM VT VOYAGER FUND seeks capital appreciation primarily from a portfolio of common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.

     In the future, additional Investment Funds may be added to the list of Investment Funds in which the assets of the Variable Account may be invested.


THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES AND POLICIES OF ANY OF THE INVESTMENT FUNDS WILL BE ACHIEVED.

     An investment in the Variable Account, or in any portfolio of an Investment Fund, including Fidelity's VIP Money Market Portfolio, is not insured or guaranteed by the U.S. Government, and there can be no assurance that Fidelity's VIP Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

     The Investment Funds are available to registered separate accounts of the Company and of insurance companies, other than the Company, offering variable annuity contracts and variable life insurance policies.

     The Company currently does not foresee any disadvantages to Owners resulting from the Investment Funds selling shares to fund products other than the Contracts. However, there is a possibility that a material conflict may arise between Owners whose Contract Values are allocated to the Variable Account and the owners of variable life insurance policies and variable annuity contracts issued by the Company or by such other companies whose assets are allocated to one or more other separate accounts investing in any one of the Investment Funds. In the event of a material conflict, the Company will take any necessary steps, including removing the Variable Account from that Investment Fund, to resolve the matter. The Board of Directors or Trustees of each Investment Fund will monitor events in order to identify any material conflicts that possibly may arise and determine what action, if any, should be taken in response to those events or conflicts. See each individual Investment Fund prospectus for more information.


REINVESTMENT

     The Investment Funds described above have as a policy the distribution of income dividend and capital gains. However, under the Contracts described in this Prospectus there is an automatic reinvestment of such distributions.

SUBSTITUTION OF INVESTMENT FUND SHARES


     The Company reserves the right to establish additional Sub-Accounts of the Variable Account, each of which could invest in a new fund with a specified investment objective. If the shares of any of the Investment Funds should no longer be available for investment by a Sub-Account or if in the judgment of the Company's management investment in such Investment Fund shares has become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Investment Fund for Investment Fund shares already purchased. No substitution of shares in any Sub-Account may take place without a prior favorable vote of a majority of the votes entitled to be cast by persons having a voting interest in the Investment Fund shares allocated to such Sub-Account and prior approval of the Securities and Exchange Commission.

     If a purchase payment for a selected Sub-Account is unable to be invested because shares of the applicable Investment Fund are no longer available for investment or if in the judgment of the Company's management further investment in such Investment Fund shares would be inappropriate in view of the purposes of the Contract, the Owner will be so notified and may direct investment of the purchase payment in a different Sub-Account, which investment will be made on the next Valuation Date after such direction is received by the Company. Until receipt of such direction, the purchase payment will be invested in shares of Fidelity's VIP Money Market Portfolio.

     The Company currently plans to discontinue offering certain of the Funds as investment options. It is anticipated that this will occur in the first half of 1998, subject to and contingent upon receipt of various approvals. It is expected that any Contract Owner monies that are invested in sub-accounts investing in the discontinued Funds will be transferred to alternate Funds with similar investment objectives. The proposed discontinued and transferee Funds are as follows: Fidelity's VIP II Asset Manager Portfolio to OCC Managed Portfolio; Fidelity's VIP Overseas Portfolio to Northstar International Value Fund; Putnam VT Asia Pacific Fund to Janus Worldwide Growth Portfolio; Putnam VT Utilities Growth and Income Fund to Putnam VT Growth Fund; Putnam VT New Opportunity Fund to Putnam VT Voyager Fund. Contract Owners who have investments in any of discontinued Funds will be permitted for a period of 30 days to transfer their investment into a non-discontinued Fund without payment of any transfer charge.


                           CHARGES MADE BY THE COMPANY

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

     No deduction for a sales charge is made from the purchase payments for the Contracts. However, the surrender charge described below (which may be deemed a contingent deferred sales charge), when it is applicable, is intended to reimburse the Company for expenses relating to the sale of the Contracts, including commissions to sales personnel, costs of sales material and other promotional activities and sales administration costs. Commissions and other distribution compensation to be paid on the sale of the Contracts will not be more than 7.00% of the purchase payments.

     If part or all of a Contract's value is surrendered, surrender charges may be made by the Company. For purposes of the following surrender charge description, "New Purchase Payments" are those Contract purchase payments received by the Company during the Contract Year in which the surrender occurs or in the four immediately preceding Contract Years; "Old Purchase Payments" are those Contract purchase payments not defined as New Purchase Payments; and "Contract Earnings" at any Valuation Date is the Contract Value less the sum of New Purchase Payments and Old Purchase Payments.

     For purposes of determining surrender charges, surrenders shall first be taken from Old Purchase Payments until they are exhausted, then from New
Purchase  Payments  until  they are  exhausted,  and  thereafter  from  Contract
Earnings.

     The following amounts ("Free Surrenders") are not subject to a surrender charge during any Contract Year: (a) any Old Purchase Payments not already surrendered; (b) 10% of all New Purchase Payments that have been received by the Company (however, this does not apply to surrenders made during the first Contract Year); and (c) any Contract Earnings being surrendered.

     Partial surrenders may be made in an amount not greater than the sum of the following: (a) amounts eligible for a Free Surrender (including Contract
Earnings); and (b) 95% of New Purchase Payments not eligible for a Free Surrender. In the event of a partial surrender, the amount of the partial surrender subject to a surrender charge will be determined by dividing the amount being surrendered which is not eligible for a Free Surrender by 0.95. The surrender charge to be assessed by the Company in the event of a partial surrender will be equal to 5% of the amount of the partial surrender subject to a surrender charge determined as described in the preceding sentence.

     In the event of a total surrender of a Contract for its full value, the surrender charge to be assessed by the Company will be equal to 5% of the amount being surrendered which is not eligible for a Free Surrender.

     If the surrender charge is less than the Contract Value that remains immediately after surrender, it will be deducted proportionately from the Sub-Accounts that make up such Contract Value. If the surrender charge is more than such remaining Contract Value, the portion of the surrender charge that can be deducted from such remaining Contract Value will be so deducted and the balance will be deducted from the surrender payment. In computing surrenders, any portion of a surrender charge that is deducted from the remaining Contract Value will be deemed a part of the surrender.

ADMINISTRATIVE CHARGE

     Each year on the Contract Anniversary, the Company deducts from the Contract Value an annual administrative charge of $30. In any Contract Year when a Contract is surrendered for its full value on other than the Contract Anniversary, the administrative charge will be deducted at the time of such surrender. During the annuity period the annual administrative charge will be divided by the number of payments to be made in a twelve-month period and the resulting amount will be deducted from each payment.

MORTALITY RISK PREMIUM

     The variable annuity payments made to Annuitants will vary in accordance with the investment performance of the Sub-Accounts selected by the Owner. However, they will not be affected by the mortality experience (death rate) of persons receiving annuity payments from the Variable Account. The Company assumes this "mortality risk" and has guaranteed the annuity rates incorporated in the Contract, which cannot be changed.

     To compensate the Company for assuming this mortality risk and the mortality risk that Beneficiaries of Annuitants dying before the Annuity Commencement Date may receive amounts in excess of the then current Contract Value (see "Death Benefit Before the Annuity Commencement Date" on page 28), the Company deducts a Mortality Risk Premium from the Variable Account Contract Value. The deduction is made daily in an amount that is equal to an annual rate of 0.9% of the daily Contract Values under the Variable Account. The Company may not change the rate charged for the Mortality Risk Premium under any Contract.

EXPENSE RISK CHARGE

     The Company will not increase charges for administrative expenses regardless of its actual expenses. To compensate the Company for assuming this expense risk, the Company deducts an Expense Risk Charge from Variable Account Contract Value. The deduction is made daily in an amount that is equal to an annual rate of 0.4% of the daily Variable Account Contract Values. The Company may not change the rate of the Expense Risk Charge under any Contract.

PREMIUM TAXES

     Various states and other governmental entities levy a premium tax, currently ranging up to 3.50%, on annuity contracts issued by insurance companies. If the Owner of the Contract lives in a governmental jurisdiction that levies such a tax, the Company will deduct the amount of the tax either from purchase payments as they are received or from the Contract Value applied to an Annuity Form at the Annuity Commencement Date as required by applicable law.

     The current range of premium tax rates is a guide only and should not be relied on to determine actual premium taxes on any purchase payment or Contract because the taxes are subject to change from time to time by legislative and other governmental action. The timing of tax levies also varies from one taxing authority to another. Consequently, in many cases the purchaser of a Contract will not be able to accurately determine the premium tax applicable to the Contract by reference to the range of tax rates described above.

EXPENSES OF THE INVESTMENT FUNDS

     There are deductions from and expenses paid out of the assets of the Investment Funds that are described in the accompanying prospectuses for the Funds.

                         ADMINISTRATION OF THE CONTRACTS


     The Company assumes the responsibilities of performing certain administrative functions relating to the Contracts and the Variable Account. These functions include, among other things, maintaining the books and records of the Variable Account and the Sub-Accounts, and maintaining records of the name, address, taxpayer identification number, Contract number, type of Contract issued to each Owner, Contract Value and other pertinent information necessary to the administration and operation of the Contracts. These administrative functions are located at: the Variable Annuity Administration Center, P.O. Box 59218, Minneapolis, Minnesota 55459-0218; Telephone 1-800-621-3750.


                                  THE CONTRACTS

     The Contracts described in this Prospectus are designed for retirement plans which may or may not be Qualified Plans. Usually a single purchase payment will be made for a deferred annuity, although subsequent purchase payments are allowed under the Contract. The minimum amount the Company will accept as an initial purchase payment is $2,500. However, if the Contract is purchased by or in connection with a Qualified Plan, the minimum amount of purchase payments the Company will accept during the first Contract Year will be $600, with no individual payment of less than $50. The Company may choose not to accept any subsequent purchase payment if it is less than $50 or if the purchase payment together with the Contract Value at the next Valuation Date exceeds $250,000 (any such purchase payment not accepted by the Company will be refunded).

ALLOCATION OF PURCHASE PAYMENTS

     Purchase payments may be allocated to the Fixed Account (see Appendix A) and/or to Sub-Accounts of the Variable Account selected by the Owner.

     Purchase payments will be allocated to the appropriate Sub-Accounts not later than two business days after receipt, if the application and all information necessary for processing the Contract are complete. The Company may retain purchase payments for up to five business days while attempting to complete an incomplete application. If the application cannot be made complete within this period, the applicant will be informed of the reasons for the delay and the purchase payment will be returned immediately unless the applicant consents to retention of the payment by the Company until the application is made complete. Thereafter the payment must be allocated within two business days. For any subsequent purchase payments, the payments will be credited at the Sub-Account Accumulation Unit Value next determined after receipt of the purchase payment.

     Upon allocation to Sub-Accounts of the Variable Account, a purchase payment is converted into Accumulation Units of the Sub-Account. The amount of the purchase payment allocated to a particular Sub-Account is divided by the value of an Accumulation Unit for the Sub-Account to determine the number of Accumulation Units of the Sub-Account to be held in the Variable Account with respect to the Contract. The net investment results of each Sub-Account vary primarily with the investment performance of the Investment Fund whose shares are held in the Sub-Account.

     In the event any Investment Fund in the future imposes a minimum purchase requirement that is in excess of the aggregate of all purchase payments received on any given day that are to be applied to the purchase of shares of such Investment Fund, such purchase payments will be refunded.

SUB-ACCOUNT ACCUMULATION UNIT VALUE

     Each Sub-Account Accumulation Unit was initially valued at $10 when the first Investment Fund shares were purchased. Thereafter the value of each Sub-Account Accumulation Unit will vary up or down according to a Net Investment Factor, which is primarily based on the investment performance of the applicable Investment Fund. Investment Fund shares in the Sub-Accounts will be valued at their net asset value.

     Dividend and capital gain distributions from an Investment Fund will be automatically reinvested in additional shares of such Investment Fund and allocated to the appropriate Sub-Account. The number of Sub-Account Accumulation Units does not increase because of the additional shares, but the Accumulation Unit value may increase.

NET INVESTMENT FACTOR

     The Net Investment Factor is an index number which is primarily based on the investment performance during a Valuation Period of the Fund whose shares are held in the particular Sub-Account. If the Net Investment Factor is greater than one, the value of a Sub-Account Accumulation Unit has increased. If the Net Investment Factor is less than one, the value of a Sub-Account Accumulation Unit has decreased. The Net Investment Factor is determined by dividing (1) by (2) then subtracting (3) from the result, where:

     (1)  is the net result of:

          (a) the net asset value per share of the Fund shares held in the Sub-Account, determined at the end of the current Valuation Period, plus

          b)   the  per  share   amount  of  any   dividend   or  capital   gain
               distributions made on the Fund shares held in the Sub-Account during the current Valuation Period, plus or minus


          (c) a per share charge or credit for any tax\es provided for which the Company determines to have resulted from the investment operations of the Sub-Account and to be applicable to the Contract;

     (2)  is the net result of:

          (a) the net asset value per share of the Fund shares held in the Sub-Account, determined at the end of the last prior Valuation Period, plus or minus

          (b) a per share charge or credit for any taxes reserved for during the last prior Valuation Period which the Company determines to have resulted from the investment operations of the Sub-Account and to be applicable to the Contract; and

     (3) is a factor representing the Mortality Risk Premium and Expense Risk Charge deducted from the Sub-Account, which factor is equal, on an annual basis, to 1.3% of the daily net asset value of the Sub-Account.

DEATH BENEFIT BEFORE THE ANNUITY COMMENCEMENT DATE

     If the Owner or primary Annuitant dies before the Annuity Commencement Date, the Beneficiary will be entitled to receive the Contract Value as of the Valuation Date next after the Company receives (a) proof of the Owner's or primary Annuitant's death and (b) a written request from the Beneficiary for either a single sum payment or an Annuity form. For this purpose the Contract Value will be:

     (1) if any Owner or primary Annuitant dies on or before the first day of the month following the Annuitant's 75th birthday, the greater of (i) the Contract Value at such Valuation Date, or (ii) the sum of the purchase payments received by the Company under the Contract to such Valuation Date, less any surrender payments previously made by the Company; or

     (2) if any Owner or primary Annuitant dies after the first day of the month following the Annuitant's 75th birthday, the Contract Value at such Valuation Date.

     If a single sum is requested, it will be paid within seven days after such Valuation Date. If an Annuity Form is requested, it may be any Annuity Form the Owner could have selected before the Annuity Commencement Date, provided (a) the payment schedule of the Annuity Form does not exceed the life expectancy of the Beneficiary, (b) payment begins within 12 months from the date of the Owner's or Annuitant's death, and (c) the Annuity Form is selected within eleven months of the date of such death. An alternative selection is to commence payment as in
(b) above and have payments completed within 5 years. An Annuity Form selection must be in writing and received by the Company within 90 days after such Valuation Date, otherwise the Contract Value as of such Valuation Date will be paid in a single sum to the Beneficiary and the Contract will be canceled.

     If the only Beneficiary is the Owner's surviving spouse, such spouse may continue the Contract as the Owner, and then (1) select a single sum payment, or
(2) select any Annuity Form which does not exceed such spouse's life expectancy.

     If the Beneficiary elects to receive annuity payments under an Annuity Form, the amount and duration of payments may vary depending on the Annuity Form selected and whether fixed and/or variable annuity payments are requested. (See "Annuity Provisions" beginning on page 31.)

DEATH BENEFIT AFTER THE ANNUITY COMMENCEMENT DATE

     If the Annuitant dies after the Annuity Commencement Date, the death benefit shall be as stated in the Annuity Form in effect.

SURRENDER (REDEMPTION)

     If a written request therefor from the Owner is received by the Company before the Annuity Commencement Date, all or part of the Contract Value will be paid to the Owner after deducting any applicable surrender charge and taxes. (See "Surrender Charge (Contingent Deferred Sales Charge)" on page 25.) In addition, if a total surrender occurs other than on a Contract Anniversary the annual administrative charge will be deducted from the Contract Value before the surrender payment is made. Surrenders must be consented to by each collateral assignee and if in excess of $50,000 must be signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia, or Pacific Stock Exchange, or by a commercial bank (not a savings bank) which is a member of the Federal Deposit Insurance Corporation, or, in certain cases, by a member firm of the National Association of Securities Dealers, Inc. that has entered into an appropriate agreement with the Company.

     The Company may require that the Contract be returned before a surrender takes place. A surrender will take place on the next Valuation Date after the requirements for surrender are completed and payment will be made within seven days after such Valuation Date. If a surrender is partial and unless the Owner requests the surrender to be made from the Fixed Account or particular Sub-Accounts, the surrender payments will be taken proportionately from the Fixed Account and all Sub-Accounts on a basis that reflects their proportionate percentage of the Contract Value.

     The Company may cancel the Contract on any Contract Anniversary, or if such Contract Anniversary is not a Valuation Date on the next Valuation Date thereafter, by paying to the Owner the Contract Value as of such Valuation Date if such Contract Value after all charges is less than $1,000.

     If this Contract is purchased as a "tax-sheltered annuity" under Section 403(b) of the Internal Revenue Code (the "Code"), it is subject to certain restrictions on redemption imposed by Section 403(b)(11) of the Code (See "Tax Sheltered Annuities" on page 37). These restrictions on redemption are imposed by the Variable Account and the Company in full compliance with and in reliance upon the terms and conditions of a no-action letter issued by the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988).

     For tax purposes, surrender payments shall be deemed to be from earnings and then gains until cumulative surrender payments equal all accumulated earnings and gains, and thereafter from purchase payments received by the Company. Consideration should be given to the tax implications of a surrender prior to making a surrender request, including a surrender in connection with a Qualified Plan.

TRANSFERS

     Prior to the Annuity Commencement Date the Owner may request a transfer in writing (or by telephone or facsimile if a telephone/fax authorization form has been completed and is in effect), subject to any conditions the Investment Funds whose shares are involved may impose, of all or part of a Sub-Account's value to other Sub-Accounts or to the Fixed Account. The transfer will be made by the Company on the first Valuation Date after the request for such a transfer is received by the Company (provided that under certain circumstances large transfers may be delayed until proceeds from related Investment Fund share redemptions are received, which may be for up to seven days). There is no charge for such a transfer, other than those that may be made by the Investment Funds. To accomplish the transfer, the Variable Account will surrender Accumulation Units in the particular Sub-Accounts and reinvest that value in Accumulation Units of other particular Sub-Accounts appropriate for the Contract as directed in the request. After the Annuity Commencement Date, the Annuitant may request transfer of Annuity Unit values in the same manner and subject to the same requirements as for an Owner-transfer of Sub-Account Accumulation Unit values.

     Transfers may also be requested from the Fixed Account to the Variable Account, provided, however, that (a) transfers may only be made during the period starting 30 days before and ending 30 days after the Contract Anniversary, and only one transfer may be made during each such period, (b) no more than 50% of the Fixed Account Contract Value may be the subject of any such transfer (unless the balance, after such transfer, would be less than $1,000, in which case the full Fixed Account Contract Value may be transferred), and (c) such transfer must involve at least $500 (or the total Fixed Account Contract Value, if less).


TELEPHONE/FAX INSTRUCTIONS

     An Owner is allowed to enter certain types of instructions either by telephone or by fax if the Owner completes a telephone/fax instruction authorization form. If the Owner completes the form, the Owner can enter the following types of instructions by telephone or fax: transfers between funds, withdrawals, changes of allocations among fund options, change of source funds for systematic withdrawals, and change of source funds for variable annuitization payouts. If the Owner completes the telephone/fax form, the Owner thereby agrees that the Company will not be liable for any loss, liability, cost or expense when the Company acts in accordance with the telephone/fax instructions which are received and, if received by telephone, are recorded on voice recording equipment. If a telephone/fax transaction, processed after the Owner has completed the telephone/fax form, is later determined not to have been made by the Owner or was made without the Owner's authorization, and a loss results, the Owner bears the risk of this loss. Any requests via fax are considered telephone requests and are bound by the conditions in the telephone/fax authorization form you sign. Any fax request should include your name, daytime telephone number, Contract number and the names of the Sub-Accounts from which and to which money will be transferred or withdrawn and the allocation percentage. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event the Company does not employ such procedures, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such instructions and/or tape recording telephone instructions.


ASSIGNMENTS

     If the Contract is issued pursuant to or in connection with a Qualified Plan, it may not be sold, transferred, pledged or assigned to any person or entity other than the Company. In other circumstances, a transfer or assignment of the Contract is permitted but may not be made after the Annuity Commencement Date. Before the Annuity Commencement Date the Owner may assign or transfer all rights under the Contract by giving the Company the original or a certified copy of the assignment or transfer. The Company shall not be bound by any assignment or transfer until it is actually received by the company and shall not be responsible for the validity of any assignment or transfer. Any payments made or actions taken by the Company before the Company actually receives any assignment or transfer shall not be affected by the assignment or transfer.

CONTRACT OWNER AND BENEFICIARIES

     Unless someone else is named as the Owner in the application for the Contract, the applicant is the Owner of the Contract and before the Annuity Commencement Date may exercise all of the Owner's rights under the Contract.

     The Owner may name a Beneficiary and a Successor Beneficiary. In the event the Owner or Annuitant dies before the Annuity Commencement Date, the Beneficiary shall receive the Contract Value according to the death benefit provisions of the Contract. In the event the Owner or Annuitant dies on or after the Annuity Commencement Date, the Beneficiary shall receive payments according to the Annuity Form in effect. If the Beneficiary is not living on the date payment is due or if no Beneficiary has been named, the last to survive of the Owner and Annuitant will receive the Contract Value. If none of the Owner, the Annuitant or the Beneficiary is living at the time the payment is due, the Contract Value will be paid to the estate of the last to survive of the Owner, the Annuitant and the Beneficiary. A person named as an Annuitant, a Beneficiary or a Successor Beneficiary shall not be entitled to exercise any rights relating to the Contract or to receive any payments or settlements under the Contract or any Annuity Form, unless such person is living on the earlier of (a) the day due proof of death of the Owner, the Annuitant or the Beneficiary, whichever is applicable, is received by the Company or (b) the tenth day after the death of the Owner, the Annuitant or the Beneficiary, whichever is applicable.

     Unless different arrangements have been made with the Company by the Owner, if more than one Beneficiary is entitled to payments from the Company the payments shall be in equal shares.

     Before the Annuity Commencement Date and while the named Annuitant is living, the Owner may change the Annuitant, the Beneficiary or the Successor Beneficiary by giving the Company written notice of the change, but the change shall not be effective until actually received by the Company. Upon receipt by the Company of a notice of change, it will be effective as of the date it was signed but shall not affect any payments made or actions taken by the Company before the Company received the notice, and the Company shall not be responsible for the validity of any change.

CONTRACT INQUIRIES


     Inquiries regarding a Contract may be made by writing to the ReliaStar Life Insurance Company, Variable Annuity Administration Center, Route 4300, P.O. Box 59218, Minneapolis, MN 55459-0218, or by calling 1-800-621-3750.


                               ANNUITY PROVISIONS

ANNUITY COMMENCEMENT DATE

     The Owner selects the Annuity Commencement Date, which must be the first day of a month, when making application for the Contract. The date will be the first day of the month following the Annuitant's 75th birthday unless an earlier or later date has been selected by the Owner and, if the date is later, it has been agreed to by the Company. The Owner may change an Annuity Commencement Date selection by written notice received by the Company at least 30 days before both the Annuity Commencement Date currently in effect and the New Annuity Commencement Date. The new date selected must satisfy the requirements for an Annuity Commencement Date. If the Annuity Commencement Date selected by the Owner does not occur on a Valuation Date, at least 60 days after the date on which the Contract was issued, the Company reserves the right to adjust the Annuity Commencement Date to the first Valuation Date after the Annuity Commencement Date selected by the Owner and which is at least 60 days after the Contract issue date.

ANNUITY FORM SELECTION - CHANGE

     The Owner may select an Annuity Form with payments starting at the Annuity Commencement Date when making application for the Contract. The Owner may also change a choice of Annuity Form by written notice received by the Company before the Annuity Commencement Date.

ANNUITY FORMS

     Any one of the following Annuity Forms may be selected (all provide for variable payments):

     LIFE ANNUITY - An annuity payable on the first day of each month during the Annuitant's life, starting with the first payment due according to the Contract. Payments cease with the payment made on the first day of the month in which the Annuitant's death occurs. IT WOULD BE POSSIBLE UNDER THIS ANNUITY FORM FOR THE ANNUITANT TO RECEIVE ONLY ONE PAYMENT IF HE OR SHE DIED BEFORE THE SECOND ANNUITY PAYMENT, ONLY TWO PAYMENTS IF HE OR SHE DIED AFTER THE THIRD ANNUITY PAYMENT, ETC.

     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS (120 MONTHS) OR 20 YEARS (240 MONTHS) - An annuity payable on the first day of each month during the Annuitant's life, starting with the first payment due according to the Contract. If the Annuitant receives all of the guaranteed payments, payments will continue thereafter but cease with the payment made on the first day of the month in which the Annuitant's death occurs. If all of the guaranteed payments have not been made before the Annuitant's death, the unpaid installments of the guaranteed payments will be continued to the Beneficiary.

     JOINT AND FULL SURVIVOR ANNUITY - An annuity payable on the first day of each month during the Annuitant's life and the life of a named person (the "Joint Annuitant"), starting with the first payment due according to the Contract. Payments will continue while either the Annuitant or the Joint
Annuitant is living and cease with the payment made on the first day of the month in which the death of the Annuitant or the Joint Annuitant, whichever lives longer, occurs. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS ANNUITY FORM. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVOR OF THE ANNUITANT AND THE JOINT ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     The Company also has other annuity forms available and information about them can be obtained by writing to the Company.

AUTOMATIC ANNUITY FORM

     If no valid selection of an Annuity Form has been made by the Annuity Commencement Date, the Life Annuity with Payments Guaranteed for 10 years (120 Months) shall be automatically effective.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

     Annuity payments will be paid as monthly installments, unless the Annuitant and the Company agree to a different payment schedule. However, if the Contract Value at the Annuity Commencement Date is less than $2,500, the Company may pay the Contract Value in a single sum and the Contract will be canceled. Also if a monthly payment would be or become less than $50, the Company may change the frequency of payments to intervals that will result in payments of at least $50 each.

ANNUITY PAYMENTS

     The amount of the first fixed annuity payment is determined by applying the Contract Value to be used for a fixed annuity at the Annuity Commencement Date to the annuity table in the Contract for the fixed Annuity Form selected. The table shows the amount of the initial annuity payment for each $1,000 applied and all subsequent payments shall be equal to this amount. The amount of the first variable annuity payment is determined by applying the Contract Value to be used for a variable annuity at the Annuity Commencement Date to the annuity table in the Contract for the Annuity Form selected. The table shows the amount of the initial annuity payment for each $1,000 applied.

     Subsequent variable annuity payments vary in amount in accordance with the investment performance of the applicable Sub-Account. Assuming annuity payments are based on the unit values of a single Sub-Account, the dollar amount of the first annuity payment, determined as set forth above, is divided by the Sub-Account Annuity Unit Value as of the Annuity Commencement Date to establish the number of Variable Annuity Units representing each annuity payment. This number of Variable Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of the second and each subsequent payment is determined by multiplying the fixed number of Variable Annuity Units by the Sub-Account Annuity Unit Value for the Valuation Period with respect to which the payment is due. If the monthly payment is based upon the Annuity Unit Values of more than one Sub-Account, the foregoing procedure is repeated for each applicable Sub- Account and the sum of the payments based on each Sub-Account is the amount of the monthly annuity payment. The appropriate portion of the annual administrative charge is then deducted from each monthly annuity payment.

     A proportionate amount of the administrative charge will be deducted from each annuity payment.

     The annuity tables in the Contracts are based on the 1971 Individual Annuity Mortality Table (set back two years).

     The Company guarantees that the dollar amount of each variable annuity payment after the first payment will not be affected by variations in expenses or in mortality experience from the mortality assumptions used to determine the first payment.

SUB-ACCOUNT ANNUITY UNIT VALUE

     A Sub-Account's Variable Annuity Units will initially be valued at $10 each at the time Accumulation Units with respect to the Sub-Account are first converted into Variable Annuity Units. The Sub-Account Annuity Unit Value for any subsequent Valuation Period is determined by multiplying the Sub-Account Annuity Unit Value for the immediately preceding Valuation Period by the Net
Investment Factor for the Sub-Account for the Valuation Period for which the Sub-Account Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 4% per annum built into the annuity tables contained in the Contracts. (See "Net Investment Factor" on page 27.)

ASSUMED INVESTMENT RATE

     A 4% assumed investment rate is built into the annuity tables contained in the Contracts. A higher assumption would mean a higher initial payment but more slowly rising and more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate were at the annual rate of 4%, the annuity payments would be level.

                               FEDERAL TAX STATUS

INTRODUCTION

     THIS DISCUSSION IS GENERAL AND NOT INTENDED AS TAX ADVICE. The discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. The Contracts are designed for use by individuals in connection with retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the Contract Value, on annuity payments and on the economic benefit to the Owner, the Annuitant or the Beneficiary depends upon the type of retirement plan for which the Contract is purchased, and upon the tax and employment status of the individual concerned. No attempt is made to consider any applicable state or other tax laws. The discussion is based on the Company's understanding of Federal Income Tax Laws as currently interpreted. No representation is made regarding the likelihood of the continuation of the present Federal Income Tax Laws or the current interpretation by the Internal Revenue Service ("IRS").

     The  Contract may be purchased  on a  non-qualified  basis  ("Non-Qualified
Contract") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Contract"). The Qualified Contract is designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), or 408 of the Code. The ultimate effect of Federal income taxes on the amounts held under a Contract, or annuity payments, and on the economic benefit to the Owner, the Annuitant, or the Beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on the Company's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Contract. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special Federal income tax treatment.

TAX STATUS OF THE CONTRACT

     DIVERSIFICATION REQUIREMENTS

     Section 817(h) of the Code provides that separate account investments underlying a contract must be "adequately diversified" in accordance with Treasury regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The Variable Account, through each of the Investment Funds, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various Sub-Accounts may be invested. Although the Company does not have control over the Investment Funds in which the Variable Account invests, the Company expects that each Investment Fund in which the Variable Account owns shares will meet the diversification requirements and that the Contract will be treated as an annuity contract under the Code.


     The Treasury has also announced that the diversification regulations do not provide guidance concerning the extent to which Owners may direct their investments to particular Sub-Accounts of a variable account or how concentrated the investments of the Investment Funds underlying a variable account may be. The number of underlying investment options available under a variable product may also be relevant in determining whether the product qualifies for the desired tax treatment. It is possible that if additional rules, regulations or guidance in this regard are issued, the Contract may need to be modified to comply with such additional rules or guidance. For these reasons, the Company reserves the right to modify the Contract as necessary to attempt to prevent the Owner from being considered the owner of the assets of the Investment Funds or otherwise to qualify the contract for favorable tax treatment.


     REQUIRED DISTRIBUTIONS

     In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code also requires any Non-Qualified Contract to provide that: (a) if any Owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the Annuity Commencement Date, the entire interest in the Contract will be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of the Owner's interest which is payable to or for the benefit of a "designated Beneficiary" and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Owner's death. The Owner's "designated Beneficiary" is the person designated by such owner as a Beneficiary and to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the owner's "designated Beneficiary" is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is not an individual, any change in the primary Annuitant is treated as a change of Owner for tax purposes.

     The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise. Other rules may apply to Qualified Contracts.

TAXATION OF ANNUITIES

     IN GENERAL

     Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person generally is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Value (e.g., partial withdrawals and complete surrenders) or as annuity payments under the Annuity Form selected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or annuity) is taxable as ordinary income. The Owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the net surrender value over the "investment in the contract" during the taxable year. The Company restricts ownership of Non-Qualified Contracts to no more than two natural persons.

     The following discussion generally applies to Contracts owned by natural persons.

     SURRENDERS

     In the case of a surrender from a Qualified Contract, under Section 72(e) of the Code a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of any individual under a Contract which was not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from Qualified Contracts.

     In the case of a surrender (including Systematic Withdrawals) from a Non-Qualified Contract before the Annuity Commencement Date, under Code Section 72(e) amounts received are generally first treated as taxable income to the extent that the Contract Value immediately before surrender exceeds the "investment in the contract" at that time. Any additional amount surrendered is not taxable.

     In the case of a full surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the "investment in the contract."

     A Federal penalty tax may apply to certain surrenders from Qualified and Non-Qualified Contracts. (See "Penalty Tax on Certain Distributions" on page 35.)

     ANNUITY PAYMENTS

     Although tax consequences may vary depending on the Annuity Form selected under the Contract, in general, only the portion of the Annuity Payment that represents the amount by which the Contract Value exceeds the investment in the Contract will be taxed; after the investment in the Contract is recovered, the full amount of any additional annuity payments is taxable. For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her investment in the contract. For fixed annuity payments, in general, there is no tax on the portion of each payment which represents the same ratio that the investment in the contract bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable until the recovery of the investment in the Contract, and thereafter the full amount or each annuity payment is taxable.

     TAXATION OF DEATH BENEFIT PROCEEDS

     Amounts may be distributed from a Contract because of the death of an Owner or an Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

     PENALTY TAX ON CERTAIN DISTRIBUTIONS

     In the case of a distribution pursuant to a Non-Qualified Contract, a Federal penalty equal to 10% of the amount treated as taxable income may be imposed. In general, however, there is no penalty on distributions:

     1.   made on or after the taxpayer reaches age 59 1/2;

     2. made on or after the death of the holder (a holder is considered an Owner) (or if the holder is not an individual, the death of the primary annuitant);

     3.   attributable to the taxpayer's becoming disabled;

     4. a part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary;

     5. made under an annuity contract that is purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; and

     6. made under certain annuities issued in connection with structured settlement agreements.

     Other tax penalties may apply to certain distributions under a Qualified Contract, as well as to certain contributions to, loans from, and other circumstances, applicable to the Qualified Plan of which the Qualified Contract is part.

     POSSIBLE CHANGES IN TAXATION

     In past years, legislation has been proposed that would have adversely modified the Federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. Although as of the date of this prospectus Congress is not considering any legislation regarding the taxation of annuities, there is always the possibility that tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

     A transfer of ownership or assignment of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange of a Contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

WITHHOLDING

     Pension and annuity distribution generally are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Effective January 1, 1993, distributions from certain qualified plans are generally subject to mandatory withholding. Withholding for Contracts issued to retirement plans established under Section 401 of the Code is the responsibility of the plan trustee.

MULTIPLE CONTRACTS

     Section 72(e)(11) of the Code treats all non-qualified deferred annuity contracts entered into after October 21, 1988 that are issued by the Company (or its affiliates) to the same Owner during any calendar year as one annuity contract for purposes of determining the amount includible in gross income under Code Section 72(e). The effects of this rule are not yet clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same Owner. Accordingly, an Owner should consult a competent tax adviser before purchasing more than one annuity contract. TAXATION OF QUALIFIED PLANS

     The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract Owners, the Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but the Company shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents. Brief descriptions follow of the various types of qualified retirement plans in connection with a Contract. The Company will amend the Contract as necessary to conform it to the requirements of such plan.

     PENSION AND PROFIT SHARING PLANS

     Section 401(a) of the Code permits employers and self-employed persons to establish various types of retirement plans for employees. Such retirement plans may permit the purchaser of the Contract to provide benefits under the plans. Persons intending to use the Contract with such plans should seek competent advice.

     INDIVIDUAL RETIREMENT ANNUITIES

     Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA". These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

     TAX SHELTERED ANNUITIES

     Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premiums paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2 separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

POSSIBLE CHARGE FOR THE COMPANY'S TAXES

     At the present time, the Company makes no charge to the Sub-Accounts for any Federal, state, or local taxes that the Company incurs which may be attributable to such Sub-Accounts or to the Contracts. The Company, however, reserves the right in the future to make a charge for any such tax laws that it determines to be properly attributable to the Sub-Accounts of the Contracts.

OTHER TAX CONSEQUENCES

     As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect the Company's understanding of current law and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

                              VOTING OF FUND SHARES

     As long as the Variable Account is registered as a unit investment trust under the Investment Company Act of 1940 and the assets of the Variable Account are allocated to Sub-Accounts that are invested in Investment Fund shares, the Investment Fund shares held in the Sub-Accounts will be voted by the Company in accordance with instructions received from the person having voting interests under the Contracts as described below. If the Company determines pursuant to applicable law or regulation that Investment Fund shares held in the Sub-Accounts and attributable to the Contracts need not be voted pursuant to instructions received from persons otherwise having the voting interests, then the Company may vote such Investment Fund shares held in the Sub-Accounts in its own right.

     Before the Annuity Commencement Date, the Owner shall have the voting interest with respect to the Investment Fund shares attributable to the Contract.

     On and after the Annuity Commencement Date, the person then entitled to receive annuity payments shall have the voting interest with respect to the Investment Fund shares. Such voting interest will generally decrease during the annuity payout period.

     Any Investment Fund shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by us in proportion to the instructions received from all Contract Owners having a voting interest in the Investment Fund. Any Investment Fund shares held by us or any of our affiliates in general accounts will, for voting purposes, be allocated to all separate accounts having voting interests in the Investment Fund in proportion to each account's voting interest in the respective Investment Fund and will be voted in the same manner as are the respective account's vote.

     All Investment Fund proxy material will be sent to persons having voting interests together with appropriate forms which may be used to give voting instructions. Persons entitled to voting interests and the number of votes which they may cast shall be determined as of a record date, to be selected by the Company, not more than 90 days before the meeting of the applicable Investment Fund.

     Persons having voting interests under the Contracts as described above will not, as a result thereof, have voting interests with respect to meetings of the stockholders of the Company.

                          DISTRIBUTION OF THE CONTRACTS

     The Contracts will be sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. The Contracts will be distributed by the General Distributor, Washington Square Securities, Inc., 20 Washington Avenue South, Minneapolis, Minnesota 55401, which is controlled by the Company. Commissions and other distribution compensation will be paid by the Company and will not be more than 7.00% of the purchase payments.

                                   REVOCATION


     The Contract Owner may revoke the contract at any time between the date of Application and the date 10 days after receipt of the Contract and receive a refund of the Contract Value unless otherwise required by state and/or federal law. All Individual Retirement Annuity refunds will be return of purchase payments. In order to revoke the Contract, it must be mailed or delivered to the Company's Contract Administrator at the mailing address shown on the back cover page of this Prospectus or the agent through whom it was purchased. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective. In order to revoke the Contract, if it has not been received, written notice must be mailed or delivered to the Company's Contract Administrator at the mailing address shown below:

                        ReliaStar Life Insurance Company
                   c/o Variable Annuity Administration Center
                                   Route 4300
                                 P.O. Box 59218
                        Minneapolis, Minnesota 55429-0218


     The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.

                                REPORTS TO OWNERS

     The Company will mail to the Contract Owner, at the last known address of record at the home office of the Company, at least annually after the first Contract Year, a report containing such information as may be required by any applicable law or regulation and a statement showing the Contract Value.

                                LEGAL PROCEEDINGS

     There are no legal proceedings to which the Variable Account is a party. The Company is a defendant in various lawsuits in connection with the normal conduct of its operations. In the opinion of management, the ultimate resolution of such litigation will not result in any significant liability to the Company.

                        FINANCIAL STATEMENTS AND EXPERTS

     The financial statements of ReliaStar Select Variable Account as of December 31, 1996 and for each of the three years in the period then ended and the annual financial statements of ReliaStar Life Insurance Company, which are incorporated by reference in the Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports which are incorporated herein by reference and have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                               FURTHER INFORMATION

     A Registration Statement under the Securities Act of 1933 has been filed with the Securities and Exchange Commission, with respect to the contracts described herein. The Prospectus does not contain all of the information set forth in the Registration Statement and exhibits thereto, to which reference is hereby made for further information concerning the Variable Account, the Company and the Contracts. The information so omitted may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fee prescribed by the Commission, or examined there without charge. Statements contained in this Prospectus as to the provisions of the Contracts and other legal documents are summaries, and reference is made to the documents as filed with the Commission for a complete statement of the provisions thereof.





                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


Introduction.............................................................   S-2
Administration of the Contracts..........................................   S-2
Custody of Assets........................................................   S-3
Independent Auditors.....................................................   S-3
Distribution of the Contracts............................................   S-3
Calculation of Yield and Return..........................................   S-4
Financial Statements.....................................................   S-16

================================================================================



If you would like to receive a copy of the ReliaStar Select Variable Account Statement of Additional Information, please call 1-800-621-3750 or return this request to:


RELIASTAR LIFE INSURANCE COMPANY
VARIABLE ANNUITY ADMINISTRATION CENTER
ROUTE 4300
P.O. BOX 59218
MINNEAPOLIS, MN 55429-0218


Your name_______________________________________________________________________

Address_________________________________________________________________________

City___________________________ State____________________________ Zip___________

Please send me a copy of the ReliaStar Select Variable Account Statement of Additional Information.



                                   APPENDIX A
                                THE FIXED ACCOUNT

     CONTRIBUTIONS UNDER THE FIXED PORTION OF THE CONTRACT AND TRANSFERS TO
THE FIXED PORTION BECOME PART OF THE GENERAL ACCOUNT OF THE COMPANY (THE "FIXED ACCOUNT"), WHICH SUPPORTS INSURANCE AND ANNUITY OBLIGATIONS. BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE FIXED ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") NOR IS THE FIXED ACCOUNT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTEREST THEREIN ARE GENERALLY SUBJECT TO THE PROVISIONS OF THE 1933 OR 1940 ACTS AND THE COMPANY HAS BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS WHICH RELATE TO THE FIXED PORTION OF THE CONTRACT. DISCLOSURES REGARDING THE FIXED PORTION OF THE ANNUITY CONTRACT AND THE FIXED ACCOUNT, HOWEVER, MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

      The Fixed Account is made up of all the general assets of the Company other than those allocated to any separate account. Purchase payments will be allocated to the Fixed Account as elected by the Owner at the time of purchase or as subsequently changed. The Company will invest the assets of the Fixed Account in those assets chosen by the company and allowed by applicable law. Investment income from such Fixed Account assets will be allocated between the Company and the contracts participating in the Fixed Account, in accordance with the terms of such contracts.

      Fixed annuity payments made to Annuitants under the Contract will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract which cannot be changed. In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

        Investment income from the Fixed Account allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The Company expects to derive a profit from this compensation. The amount of such investment income allocated to the Contracts will vary from year to year at the sole discretion of the Company. However, the Company guarantees that it will credit interest at a rate of not less than 4% per year, compounded annually, to amounts allocated to the Fixed Account under the Contract. The Company may credit interest at a rate in excess of 4% per year; however, the Company is not obligated to credit any interest in excess of 4% per year. There is no specific formula for the determination of excess interest credits. Such credits, if any, will be determined by the Company based on information as to expected investment yields. Some of the factors that the Company may consider in determining whether to credit interest to amounts allocated to the Fixed Account and the amount thereof, are general economic trends, rates of return currently available and anticipated on the Company's investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 4% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 4% FOR ANY GIVEN YEAR.

     The Company is aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in the Company's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various policyholders and Contract Owners and to its stockholders.

     Excess interest, if any, will be credited on the Fixed Account Contract Value. The Company guarantees that, at any time, the Fixed Account Contract Value will not be less than the amount of purchase payments and transfers allocated to the Fixed Account, plus interest at the rate of 4% per year, compounded annually, plus any additional interest which the Company may, in its discretion, credit to the Fixed Account, less the sum of all annual administrative or surrender charges levied, any applicable premium taxes, and less any amounts surrendered or transferred from the Fixed Account. If the Owner surrenders the Contract, the amount available from the Fixed Account will be reduced by any applicable surrender charge and annual administration charge. (See "Charges Made by the Company" on page 25.)


                       STATEMENT OF ADDITIONAL INFORMATION

                                   ----------

              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                    ISSUED BY
                        RELIASTAR SELECT VARIABLE ACCOUNT
                     (FORMERLY NWNL SELECT VARIABLE ACCOUNT)
                                       AND
                        RELIASTAR LIFE INSURANCE COMPANY
             (FORMERLY NORTHWESTERN NATIONAL LIFE INSURANCE COMPANY)


     This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus, dated August 8, 1997 (the "Prospectus") relating to the Individual Deferred Variable/Fixed Annuity Contracts issued by ReliaStar Select Variable Account (the "Variable Account") and ReliaStar Life Insurance Company (the "Company"). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained from Washington Square Securities, Inc., 20 Washington Avenue South, Minneapolis, Minnesota 55401.


     Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the meanings given to them in the Prospectus.

                                  -------------

                                TABLE OF CONTENTS

                                                                           PAGE

Introduction.............................................................   S-2

Administration of the Contracts..........................................   S-2

Custody of Assets........................................................   S-3

Independent Auditors.....................................................   S-3

Distribution of the Contracts............................................   S-3

Calculation of Yield and Return..........................................   S-4

Financial Statements....................... .............................   S-16

                                    ---------


     The date of this Statement of Additional Information is August 8, 1997.



                                  INTRODUCTION

     The Individual Deferred Variable/Fixed Annuity Contracts described in the Prospectus are flexible purchase payment contracts. The Contracts are sold to or in connection with retirement plans which may or may not qualify for special federal tax treatment under the Internal Revenue Code. (See "Federal Tax Status" on page 32 of the Prospectus.) Annuity payments under the Contracts are deferred until a selected later date.

     Purchase payments may be allocated to one or more Sub-Accounts of the Variable Account, a separate account of the Company, and/or to the Fixed Account (which is the general account of the Company).


     Purchase payments allocated to one or more of the available Sub-Accounts of the Variable Account, as selected by the Contract Owner, will be invested in shares at net asset value of one or more of a group of investment funds (the "Investment Funds"). The Investment Funds are currently the five portfolios of the Variable Insurance Products Fund, and four portfolios of the Variable Insurance Products Fund II, which are managed by Fidelity Management & Research Company of Boston, Massachusetts; five funds of the Northstar Variable Trust, which are managed by Northstar Investment Management Corporation of Greenwich, Connecticut; four portfolios of Putnam Variable Trust, which are managed by Putnam Investment Management, Inc. of Boston, Massachusetts; four portfolios of Janus Aspen Series, which are managed by Janus Capital of Denver, Colorado; four portfolios of the OCC Accumulation Trust, which are managed by OpCap Advisors of New York, New York; three portfolios of The Alger American Fund, which are managed by Fred Alger Management, Inc. of New York, New York; and two Portfolios of the Advisers Management Trust, which are managed by Neuberger&Berman Management of New York, New York. Each Investment Fund pays its investment adviser certain fees charged against the assets of the Investment Fund. The Variable Account Contract Value and the amount of variable annuity payments will vary, primarily based on the investment performance of the Investment Funds whose shares are held in the Sub-Accounts selected. (For more information about the Investment Funds, see "Investments of the Variable Account" on page 18 of the Prospectus.)


     Purchase payments allocated to the Fixed Account, which is the general account of the Company, will be credited with interest at a rate not less than 4% per year. Interest credited in excess of 4%, if any, will be determined at the sole discretion of the Company. That part of the Contract relating to the Fixed Account is not registered under the Securities Act of 1933 and the Fixed Account is not subject to the restrictions of the Investment Company Act of 1940. (See Appendix A to the Prospectus.)

                         ADMINISTRATION OF THE CONTRACTS


     The Company performs certain administrative functions ("Administrative Functions") relating to the Contracts and the Variable Account. These functions include, among other things, maintaining the books and records of the Variable Account and the Sub-Accounts, and maintaining records of the name, address, taxpayer identification number, Contract number, type of Contract issued to each Owner, Contract Value and other pertinent information necessary to the administration and operation of the Contracts. The Company received no payment for performing any of the Administrative Functions in 1996. Effective July 14, 1997, the Company performs the Administrative Functions in Minneapolis, Minnesota. Prior to that date, Continuum Administrative Services Corporation, Kansas City, Missouri ("CASC"), performed, by agreement, many of the Administrative Functions. For the years ended December 31, 1994, 1995 and 1996 the Company paid fees to CASC under the agreement in the amounts of $706,115, $543,048 and $822,639, respectively, in connection with administration of the Contracts.


                                CUSTODY OF ASSETS

     The Company, whose address appears on the cover of the Prospectus, maintains custody of the assets of the Variable Account.

                              INDEPENDENT AUDITORS

     The financial statements of ReliaStar Select Variable Account and ReliaStar Life Insurance Company, which are incorporated by reference in the Statement of Additional Information, have been audited by Deloitte & Touche LLP, 120 South 6th Street, Minneapolis, Minnesota 55402, independent auditors, as stated in their reports which are incorporated herein by reference, and have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                          DISTRIBUTION OF THE CONTRACTS


     The Contracts are sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. The Contracts will be distributed by the General Distributor, Washington Square Securities, Inc., which is a direct, wholly-owned subsidiary of ReliaStar Financial Corp. and is an affiliate of the Company. For the years ended December 31, 1994, 1995, and 1996 the General Distributor was paid fees by the Company with respect to distribution of the Contracts aggregating $544,927, $988,000 and $60,836, respectively.


     The offering of the Contracts is continuous.

     There are no special purchase plans or exchange privileges not described in the Prospectus (see "The Contracts - Transfers" at page 28 of the Prospectus).

     No deduction for a sales charge is made from the purchase payments for the Contracts. However, if part or all of a Contract's value is surrendered, surrender charges (which may be deemed to be contingent deferred sales charges) may be made by the Company. The method used to determine the amount of such charge is described in the Prospectus under the heading "Charges Made By The Company - Surrender Charge (Contingent Deferred Sales Charge)" on page 24.


     Any of the charges under the Contract, as well as the minimum purchase payment requirements set forth in the Prospectus, may be reduced due to special circumstances that result in lower sales, administrative or mortality expenses. For example, special circumstances may exist in connection with group or sponsored arrangements, sales to the Company's policy and Contract Owners or those of affiliated insurance companies, or sales to employees or clients of the Company's affiliates. The amount of any reductions will reflect the reduced sales effort and administrative costs resulting from, or the different mortality experience expected as a result of, the special circumstances. Reductions will not be unfairly discriminatory against any person, including the affected policy or Contract owners and owners of all other contracts funded by the Variable Account.


                         CALCULATION OF YIELD AND RETURN

Current Yield and Effective Yield:

     Current yield and effective yield will be calculated only for the VIP Money Market Portfolio Sub-Account.

     The current yield is based on a seven-day period (the "base period") and is calculated by determining the "net change in value" on a hypothetical account having a balance of one Accumulation Unit at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. The effective yield is computed in a similar manner, except that the base period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

                                                365/7
EFFECTIVE YIELD  =  [(Base Period Return  +  1)  ]  -  1

     Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the VIP Money Market Portfolio, less daily expense and contract charges to the account) for the period, but will not include realized or unrealized gains or losses on its underlying fund shares.

     The VIP Money Market Portfolio Sub-Account's yield and effective yield will vary in response to any fluctuations in interest rates and expenses of the Sub-Account.

     The yield and effective yield of the Sub-Account for the seven day period ending December 31, 1996 were as follows:

         Yield:                                          3.84%
         Effective Yield:                                3.92%

Standardized Yield:

     A standardized yield computation may be used for bond Sub-Accounts. The yield quotation will be based on a recent 30 day (or one month) period, and is computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price on the last day of the period according to the following formula:

                               6
         YIELD = 2[( a - b  + 1) - 1]
                    ------
                      cd

Where:

     a    = net  investment  earned  during the period by the Fund or  Portfolio attributable to shares owned by the Sub-Account.

     b    = expenses accrued for the period (net of reimbursements).

     c    = the average daily number of Accumulation  Units  outstanding  during the period.

     d    = the maximum offering price per Accumulation  Unit on the last day of the period.

     Yield on each Sub-Account is earned from dividends declared and paid by the underlying Fund or Portfolio, which are automatically reinvested in Fund or Portfolio shares.

     AVERAGE ANNUAL TOTAL RETURNS. From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Sub-Accounts for various periods of time.

     Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.

     Average annual total returns will be calculated using Sub-Account unit values which the Company calculates on each Valuation Date based on the performance of the Sub-Account's underlying Portfolio, the deductions for the Mortality and Expense Risk Premiums, the Administration Charge, and the Annual Contract Charge. The calculation assumes that the Annual Contract Charge is $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating average annual total return, an average per dollar Annual Contract Charge attributable to the hypothetical account for the period is used. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Total returns will therefore reflect a deduction of the Surrender Charge for any period less than six years. The total return will then be calculated according to the following formula:

                                1/N
     TR =              ((ERV/P)    - 1

     Where:

     TR   = The  average  annual  total  return  net  of  Sub-Account  recurring charges.

     ERV = the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

     P    = a hypothetical initial payment of $1,000.

     N    = the number of years in the period.

     Such average annual total return information for the Sub-Accounts is as follows:


                                                                                                           FOR THE PERIOD FROM
                                                                                        FOR THE 10-YEAR    DATE OF INCEPTION OF
                                             FOR THE 1-YEAR        FOR THE 5-YEAR        PERIOD ENDED         SUB-ACCOUNT TO
              SUB-ACCOUNT                  PERIOD ENDED 12/31/96  PERIOD ENDED 12/31/96    12/31/96            12/31/96
              -----------                  ---------------------  ---------------------    --------            --------

Alger American Growth Portfolio                   N/A                   N/A                   N/A                   N/A
(Sub-Account Inception:  8/8/97)

Alger American MidCap Growth Portfolio            N/A                   N/A                   N/A                   N/A
(Sub-Account Inception:  8/8/97)

Alger American Small Capitalization               N/A                   N/A                   N/A                   N/A
Portfolio
(Sub-Account Inception:  8/8/97)

Fidelity's VIP Equity-Income Portfolio           8.17%                 16.35%                 N/A                  13.04%
(Sub-Account Inception:  5/1/88)

Fidelity's VIP Growth Portfolio                  8.59%                 13.57%                 N/A                  14.21%
(Sub-Account Inception:  5/1/88)

Fidelity's VIP High Income Portfolio             7.92%                 13.38%                 N/A                  10.41%
(Sub-Account Inception: 5/1/88)

Fidelity's VIP Overseas Portfolio                7.12%                 7.60%                  N/A                  7.61%
(Sub-Account Inception:  5/1/88)

Fidelity's VIP II Asset Manager                  8.49%                 9.71%                  N/A                  9.89%
Portfolio
(Sub-Account Inception:  5/1/91)

Fidelity's VIP II Contrafund Portfolio            N/A                   N/A                   N/A                   N/A
(Sub-Account Inception  8/8/97)

Fidelity's VIP II Index 500 Portfolio            16.60%                 N/A                   N/A                  15.37%
(Sub-Account Inception:  5/3/93)

Fidelity's VIP II Investment Grade Bond          -2.78%                5.14%                  N/A                  6.34%
   Portfolio
(Sub-Account Inception:  5/1/91)

Janus Aggressive Growth Portfolio                 N/A                   N/A                   N/A                   N/A
(Sub-Account Inception:  8/8/97)

Janus Growth Portfolio                            N/A                   N/A                   N/A                   N/A
(Sub-Account Inception:  8/8/97)

Janus International Growth Portfolio              N/A                   N/A                   N/A                   N/A
(Sub-Account Inception:  8/8/97)

Janus Worldwide Growth Portfolio                  N/A                   N/A                   N/A                   N/A
(Sub-Account Inception:  8/8/97)

Neuberger&Berman AMT Limited Maturity             N/A                   N/A                   N/A                   N/A
   Bond Portfolio
(Sub-Account Inception:  8/8/97)

Neuberger&Berman  AMT Partners Portfolio          N/A                   N/A                   N/A                   N/A
(Sub-Account Inception:  8/8/97)

Northstar Growth Fund                             N/A                   N/A                   N/A                   N/A
(Sub-Account Inception:  8/8/97)

Northstar High Yield Bond Fund                    N/A                   N/A                   N/A                   N/A
(Sub-Account Inception:  8/8/97)

Northstar Income and Growth Fund                  N/A                   N/A                   N/A                   N/A
(Sub-Account Inception:  8/8/97)

Northstar International Value Fund                N/A                   N/A                   N/A                   N/A
(Sub-Account Inception:  8/8/97)

Northstar Multi-Sector Bond Fund                  N/A                   N/A                   N/A                   N/A
(Sub-Account Inception:  8/8/97)

OCC Equity Portfolio                              N/A                   N/A                   N/A                   N/A
(Sub-Account Inception:  8/8/97)

OCC Global Equity Portfolio                       N/A                   N/A                   N/A                   N/A
(Sub-Account Inception:  8/8/97)

OCC Managed Portfolio                             N/A                   N/A                   N/A                   N/A
(Sub-Account Inception:  8/8/97)

OCC Small Cap Portfolio                           N/A                   N/A                   N/A                   N/A
(Sub-Account Inception:  8/8/97)

Putnam VT Diversified Income Fund                2.77%                  N/A                   N/A                  6.87%
(Sub-Account Inception:  5/2/94)

Putnam VT Growth and Income Fund                 15.70%                 N/A                   N/A                  19.13%
(Sub-Account Inception:  5/2/94)

Putnam VT Utilities Growth and Income            9.66%                  N/A                   N/A                  13.13%
Fund
(Sub-Account Inception:  5/2/94)

Putnam VT Voyager Fund                           6.87%                  N/A                   N/A                  18.44%
(Sub-Account Inception:  5/2/94)


     From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date the Sub-Accounts commenced operations. Such performance information for the Sub-Accounts will be calculated based on the performance of the Portfolios and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.

     Such average annual total return information for the Sub-Accounts is as follows:

                                                                                    FOR THE 10-YEAR     FOR THE PERIOD FROM
                                            FOR THE 1-YEAR        FOR THE 5-YEAR      PERIOD ENDED       DATE OF INCEPTION OF
              SUB-ACCOUNT                PERIOD ENDED12/31/96  PERIOD ENDED 12/31/96    12/31/96         FUND PORTFOLIO TO 12/31/96
              -----------                --------------------  ---------------------    --------         --------------------------
Alger American Growth Portfolio                 7.25%                 15.02%               N/A                  17.02%
(Portfolio Inception:  1/6/89)

Alger American MidCap Growth Portfolio          5.81%                  N/A                 N/A                  21.62%
(Portfolio Inception:  4/30/93)

Alger American Small Capitalization             -1.80%                9.47%                N/A                  18.58%
   Portfolio
(Portfolio Inception:  9/20/88)

Fidelity's VIP Equity-Income Portfolio          8.17%                 16.35%              12.18%                11.87%
(Portfolio Inception:  10/9/86)

Fidelity's VIP Growth Portfolio                 8.59%                 13.57%              13.58%                13.25%
(Portfolio Inception:  10/9/86)

Fidelity's VIP High Income Portfolio            7.92%                 13.38%              9.58%                 10.47%
(Portfolio Inception: 9/19/85)

Fidelity's VIP Overseas Portfolio               7.12%                 7.60%                N/A                  6.39%
(Portfolio Inception:  1/28/87)

Fidelity's VIP II Asset Manager                 8.49%                 9.71%                N/A                  10.15%
Portfolio
(Portfolio Inception:  9/6/89)

Fidelity's VIP II Contrafund Portfolio          15.10%                 N/A                 N/A                  26.67%
(Portfolio Inception  1/3/95)

Fidelity's VIP II Index 500 Portfolio           16.60%                 N/A                 N/A                  14.83%
(Portfolio Inception:  8/27/92)

Fidelity's VIP II Investment Grade              -2.78%                5.14%                N/A                  6.70%
Bond
   Portfolio
(Portfolio Inception:  12/5/88)

Janus Aggressive Growth Portfolio               1.92%                  N/A                 N/A                  18.67%
(Portfolio Inception:  9/13/93)

Janus Growth Portfolio                          12.29%                 N/A                 N/A                  13.52%
(Portfolio Inception:  9/13/93)

Janus International Growth Portfolio            28.33%                 N/A                 N/A                  16.64%
(Portfolio Inception:  5/2/94)

Janus Worldwide Growth Portfolio                22.73%                 N/A                 N/A                  20.54%
(Portfolio Inception:  9/13/93)

Neuberger&Berman AMT Limited Maturity           -1.68%                3.84%               5.20%                 6.80%
   Bond Portfolio
(Portfolio Inception:  9/10/84)

Neuberger&Berman AMT Partners Portfolio         23.26%                 N/A                 N/A                  18.85%
(Portfolio Inception:  3/22/94)

Northstar Growth Fund                           16.87%                 N/A                 N/A                  16.03%
(Portfolio Inception:  5/6/94)

Northstar High Yield Bond Fund                  10.28%                 N/A                 N/A                  9.80%
(Portfolio Inception:  5/6/94)

Northstar Income and Growth Fund                7.69%                  N/A                 N/A                  10.72%
(Portfolio Inception:  5/6/94)

Northstar International Value Fund               N/A                   N/A                 N/A                   N/A
(Portfolio Inception:  8/8/97)

Northstar Multi-Sector Bond Fund                7.18%                  N/A                 N/A                  8.24%
(Portfolio Inception:  5/6/94)

OCC Equity Portfolio                            17.13%                16.12%               N/A                  14.95%
(Portfolio Inception:  8/1/88)

OCC Global Equity Portfolio                     8.89%                  N/A                 N/A                  14.72%
(Portfolio Inception:  3/1/95)

OCC Managed Portfolio                           16.55%                17.53%               N/A                  18.48%
(Portfolio Inception:  8/1/88)

OCC Small Cap Portfolio                         12.55%                12.92%               N/A                  13.13%
(Portfolio Inception:  8/1/88)

Putnam VT Diversified Income Fund               2.77%                  N/A                 N/A                  4.80%
(Portfolio Inception:  8/8/97)

Putnam VT Growth and Income Fund                15.70%                14.36%               N/A                  14.24%
(Portfolio Inception:  2/1/88)

Putnam VT Utilities Growth and Income           9.66%                  N/A                 N/A                  10.00%
   Fund
(Portfolio Inception:  5/1/92)

Putnam VT Voyager Fund                          6.87%                 14.43%               N/A                  15.57%
(Portfolio Inception:  2/1/88)

     The Company may also disclose average annual total returns for the Investment Fund's Portfolios, including such disclosure for periods prior to the date the Variable Account commenced operations.

     Such average annual total return information for the Portfolios of the Investment Funds is as follows:

                                                                                     For the 10-year      For the period from
                                            For the 1-year        For the 5-year      period ended        date of inception of
              Sub-Account                period ENDED 12/31/96  period ENDED 12/31/96   12/31/96         Fund PORTFOLIO TO 12/31/96
              -----------                ---------------------  ---------------------   --------         --------------------------
Alger American Growth Portfolio                 13.35%                16.63%               N/A                  18.64%
(Portfolio Inception:  1/6/89)

Alger American MidCap Growth Portfolio          11.90%                 N/A                 N/A                  24.06%
(Portfolio Inception:  4/30/93)

Alger American Small Capitalization             4.18%                 11.02%               N/A                  20.21%
   Portfolio
(Portfolio Inception:  9/20/88)

Fidelity's VIP Equity-Income Portfolio          14.28%                17.98%              13.74%                13.44%
(Portfolio Inception:  10/9/86)

Fidelity's VIP Growth Portfolio                 14.71%                15.16%              15.15%                14.83%
(Portfolio Inception:  10/9/86)

Fidelity's VIP High Income Portfolio            14.03%                14.96%              11.12%                12.01%
(Portfolio Inception: 9/19/85)

Fidelity's VIP Overseas Portfolio               13.22%                9.13%                N/A                  7.91%
(Portfolio Inception:  1/28/87)

Fidelity's VIP II Asset Manager                 14.60%                11.26%               N/A                  11.70%
Portfolio
(Portfolio Inception:  9/6/89)

Fidelity's VIP II Contrafund Portfolio          21.31%                 N/A                 N/A                  30.33%
(Portfolio Inception  1/3/95)

Fidelity's VIP II Index 500 Portfolio           22.82%                 N/A                 N/A                  17.11%
(Portfolio Inception:  8/27/92)

Fidelity's VIP II Investment Grade              3.19%                 6.64%                N/A                  8.20%
Bond
   Portfolio
(Portfolio Inception:  12/5/88)

Janus Aggressive Growth Portfolio               7.95%                  N/A                 N/A                  21.28%
(Portfolio Inception:  9/13/93)

Janus Growth Portfolio                          18.45%                 N/A                 N/A                  16.18%
(Portfolio Inception:  9/13/93)

Janus International Growth Portfolio            34.71%                 N/A                 N/A                  19.63%
(Portfolio Inception:  5/2/94)

Janus Worldwide Growth Portfolio                29.04%                 N/A                 N/A                  23.15%
(Portfolio Inception:  9/13/93)

Neuberger&Berman AMT Limited Maturity           4.31%                 5.32%               6.68%                 8.29%
Bond Portfolio
(Portfolio Inception:  9/10/84)

Neuberger&Berman AMT Partners Portfolio         29.57%                 N/A                 N/A                  21.75%
(Portfolio Inception:  3/22/94)

Northstar Growth Fund                           23.10%                 N/A                 N/A                  19.03%
(Portfolio Inception:  5/6/94)

Northstar High Yield Bond Fund                  16.42%                 N/A                 N/A                  12.83%
(Portfolio Inception:  5/6/94)

Northstar Income and Growth Fund                13.80%                 N/A                 N/A                  13.75%
(Portfolio Inception:  5/6/94)

Northstar International Value Fund               N/A                   N/A                 N/A                   N/A
(Portfolio Inception:  8/8/97)

Northstar Multi-Sector Bond Fund                13.28%                 N/A                 N/A                  11.29%
(Portfolio Inception:  5/6/94)

OCC Equity Portfolio                            23.36%                17.72%               N/A                  16.54%
(Portfolio Inception:  8/1/88)

OCC Global Equity Portfolio                     15.01%                 N/A                 N/A                  18.57%
(Portfolio Inception:  3/1/95)

OCC Managed Portfolio                           22.77%                19.15%               N/A                  20.11%
(Portfolio Inception:  8/1/88)

OCC Small Cap Portfolio                         18.72%                14.48%               N/A                  14.69%
(Portfolio Inception:  8/1/88)

Putnam VT Diversified Income Fund               8.81%                  N/A                 N/A                  7.53%
(Portfolio Inception:  9/15/93)

Putnam VT Growth and Income Fund                21.92%                15.97%               N/A                  15.88%
(Portfolio Inception:  2/1/88)

Putnam VT Utilities Growth and Income           15.80%                 N/A                 N/A                  12.24%
   Fund
(Portfolio Inception:  5/1/92)

Putnam VT Voyager Fund                          12.97%                16.03%               N/A                  17.23%
(Portfolio Inception:  2/1/88)


     OTHER TOTAL RETURNS. From time to time, sales literature or advertisements may quote average annual total returns for the Sub-Accounts that do not reflect the Surrender Charge. Such performance information may quote average annual total returns for periods during which the Sub-Accounts were operating and for periods prior to the date the Sub-Accounts commenced operations. These returns are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn. Such information is as follows:

                 RETURNS SINCE SUB-ACCOUNTS COMMENCED OPERATIONS
                 -----------------------------------------------

                                                                                                           FOR THE PERIOD FROM
                                                                                       FOR THE 10-YEAR      DATE OF INCEPTION
                                            FOR THE 1-YEAR        FOR THE 5-YEAR        PERIOD ENDED     OF SUB-ACCOUNT PERIOD
                                               12/31/96              12/31/96            12/31/96              12/31/96
                                               --------              --------            --------              --------
Alger American Growth Portfolio                  N/A                   N/A                   N/A                   N/A
(Sub-Account Inception:  8/8/97)

Alger American MidCap Growth Portfolio           N/A                   N/A                   N/A                   N/A
(Sub-Account Inception:  8/8/97)

Alger American Small Capitalization              N/A                   N/A                   N/A                   N/A
   Portfolio
(Sub-Account Inception:  8/8/97)

Fidelity's VIP Equity-Income Portfolio          12.67%                16.35%                 N/A                  13.04%
(Sub-Account Inception:  5/1/88)

Fidelity's VIP Growth Portfolio                 13.09%                13.57%                 N/A                  14.21%
(Sub-Account Inception:  5/1/88)

Fidelity's VIP High Income Portfolio            12.42%                13.38%                 N/A                  10.41%
(Sub-Account Inception: 5/1/88)

Fidelity's VIP Overseas Portfolio               11.62%                7.60%                  N/A                  7.61%
(Sub-Account Inception:  5/1/88)

Fidelity's VIP II Asset Manager                 12.99%                9.71%                  N/A                  9.89%
Portfolio
(Sub-Account Inception:  5/1/91)

Fidelity's VIP II Contrafund Portfolio           N/A                   N/A                   N/A                   N/A
(Sub-Account Inception  8/8/97)

Fidelity's VIP II Index 500 Portfolio           21.10%                 N/A                   N/A                  16.20%
(Sub-Account Inception:  5/3/93)

Fidelity's VIP II Investment Grade              1.72%                 5.14%                  N/A                  6.34%
Bond
   Portfolio
(Sub-Account Inception:  5/1/91)

Janus Aggressive Growth Portfolio                N/A                   N/A                   N/A                   N/A
(Sub-Account Inception:  8/8/97)

Janus Growth Portfolio                           N/A                   N/A                   N/A                   N/A
(Sub-Account Inception:  8/8/97)

Janus International Growth Portfolio             N/A                   N/A                   N/A                   N/A
(Sub-Account Inception:  8/8/97)

Janus Worldwide Growth Portfolio                 N/A                   N/A                   N/A                   N/A
(Sub-Account Inception:  8/8/97)

Neuberger&Berman AMT Limited Maturity            N/A                   N/A                   N/A                   N/A
   Bond Portfolio
(Sub-Account Inception:  8/8/97)

Neuberger&Berman AMT Partners Portfolio          N/A                   N/A                   N/A                   N/A
(Sub-Account Inception:  8/8/97)

Northstar Growth Fund                            N/A                   N/A                   N/A                   N/A
(Sub-Account Inception:  8/8/97)

Northstar High Yield Bond Fund                   N/A                   N/A                   N/A                   N/A
(Sub-Account Inception:  8/8/97)

Northstar Income and Growth Fund                 N/A                   N/A                   N/A                   N/A
(Sub-Account Inception:  8/8/97)

Northstar International Value Fund               N/A                   N/A                   N/A                   N/A
(Sub-Account Inception:  8/8/97)

Northstar Multi-Sector Bond Fund                 N/A                   N/A                   N/A                   N/A
(Sub-Account Inception:  8/8/97)

OCC Equity Portfolio                             N/A                   N/A                   N/A                   N/A
(Sub-Account Inception:  8/8/97)

OCC Global Equity Portfolio                      N/A                   N/A                   N/A                   N/A
(Sub-Account Inception:  8/8/97)

OCC Managed Portfolio                            N/A                   N/A                   N/A                   N/A
(Sub-Account Inception:  8/8/97)

OCC Small Cap Portfolio                          N/A                   N/A                   N/A                   N/A
(Sub-Account Inception:  8/8/97)

Putnam VT Diversified Income Fund               7.27%                  N/A                   N/A                  8.36%
(Sub-Account Inception:  5/2/94)

Putnam VT Growth and Income Fund                20.20%                 N/A                   N/A                  20.38%
(Sub-Account Inception:  5/2/94)

Putnam VT Utilities Growth and Income           14.16%                 N/A                   N/A                  14.49%
   Fund
(Sub-Account Inception:  5/2/94)

Putnam VT Voyager Fund                          11.37%                 N/A                   N/A                  19.70%
(Sub-Account Inception:  5/2/94)



    RETURNS INCLUDING PERIOD PRIOR TO DATE SUB-ACCOUNTS COMMENCED OPERATIONS
    ------------------------------------------------------------------------

                                                                                     FOR THE 10-YEAR     FOR THE PERIOD FROM
                                            FOR THE 1-YEAR        FOR THE 5-YEAR      PERIOD ENDED       DATE OF INCEPTION OF
              SUB-ACCOUNT               PERIOD ENDED 12/31/96   PERIOD ENDED 12/31/96   12/31/96         Fund PORTFOLIO TO 12/31/96
              -----------               ---------------------   ---------------------   --------         --------------------------
Alger American Growth Portfolio                 11.75%                15.02%               N/A                  17.02%
(Portfolio Inception:  1/6/89)

Alger American MidCap Growth Portfolio          10.31%                 N/A                 N/A                  22.34%
(Portfolio Inception:  4/30/93)

Alger American Small Capitalization             2.70%                 9.47%                N/A                  18.58%
   Portfolio
(Portfolio Inception:  9/20/88)

Fidelity's VIP Equity-Income Portfolio          12.67%                16.35%              12.18%                11.87%
(Portfolio Inception:  10/9/86)

Fidelity's VIP Growth Portfolio                 13.09%                13.57%              13.58%                13.25%
(Portfolio Inception:  10/9/86)

Fidelity's VIP High Income Portfolio            12.42%                13.38%              9.58%                 10.47%
(Portfolio Inception: 9/19/85)

Fidelity's VIP Overseas Portfolio               11.62%                7.60%                N/A                  6.39%
(Portfolio Inception:  01/28/87)

Fidelity's VIP II Asset Manager                 12.99%                9.71%                N/A                  10.15%
Portfolio
(Portfolio Inception:  9/6/89)

Fidelity's VIP II Contrafund Portfolio          19.60%                 N/A                 N/A                  28.44%
(Portfolio Inception  1/3/95)

Fidelity's VIP II Index 500 Portfolio           21.10%                 N/A                 N/A                  15.47%
(Portfolio Inception:  8/27/92)

Fidelity's VIP II Investment Grade              1.72%                 5.14%                N/A                  6.70%
Bond
   Portfolio
(Portfolio Inception:  12/5/88)

Janus Aggressive Growth Portfolio               6.42%                  N/A                 N/A                  19.58%
(Portfolio Inception:  9/13/93)

Janus Growth Portfolio                          16.79%                 N/A                 N/A                  14.53%
(Portfolio Inception:  9/13/93)

Janus International Growth Portfolio            32.83%                 N/A                 N/A                  17.93%
(Portfolio Inception:  5/2/94

Janus Worldwide Growth Portfolio                27.23%                 N/A                 N/A                  21.42%
(Portfolio Inception:  9/13/93

Neuberger&Berman AMT Limited Maturity           2.82%                 3.84%               5.20%                 6.80%
   Bond Portfolio
(Portfolio Inception:  9/10/84)

Neuberger&Berman AMT Partners Portfolio         27.76%                 N/A                 N/A                  20.03%
(Portfolio Inception:  3/22/94)

Northstar Growth Fund                           21.37%                 N/A                 N/A                  17.35%
(Portfolio Inception:  5/6/94)

Northstar High Yield Bond Fund                  14.78%                 N/A                 N/A                  11.23%
(Portfolio Inception:  5/6/94)

Northstar Income and Growth Fund                12.19%                 N/A                 N/A                  12.14%
(Portfolio Inception:  5/6/94)

Northstar International Value Fund               N/A                   N/A                 N/A                   N/A
(Portfolio Inception:  8/8/97)

Northstar Multi-Sector Bond Fund                11.68%                 N/A                 N/A                  9.71%
(Portfolio Inception:  5/6/94)

OCC Equity Portfolio                            21.63%                16.12%               N/A                  14.95%
(Portfolio Inception:  8/1/88)

OCC Global Equity Portfolio                     13.39%                 N/A                 N/A                  16.88%
(Portfolio Inception:  3/1/95)

OCC Managed Portfolio                           21.05%                17.53%               N/A                  18.48%
(Portfolio Inception:  8/1/88)

OCC Small Cap Portfolio                         17.05%                12.92%               N/A                  13.13%
(Portfolio Inception:  8/1/88)

Putnam VT Diversified Income Fund               7.27%                  N/A                 N/A                  6.01%
(Portfolio Inception:  9/15/93)

Putnam VT Growth and Income Fund                20.20%                14.36%               N/A                  14.24%
(Portfolio Inception:  2/1/88)

Putnam VT Utilities Growth and Income           14.16%                 N/A                 N/A                  10.67%
   Fund
(Portfolio Inception:  5/1/92)

Putnam VT Voyager Fund                          11.37%                14.43%               N/A                  15.57%
(Portfolio Inception:  2/1/88)


     The Investment Funds have provided the total return information for the Portfolios, including the Portfolio total return information used to calculate the total returns of the Sub-Accounts for periods prior to the inception of the Sub-Accounts. The Alger American Fund, Fidelity's Variable Insurance Products Fund, Fidelity's Variable Insurance Products Fund II, Janus Aspen Series, Neuberger&Berman Advisers Management Trust, OCC Accumulation Trust, and Putnam Variable Trust are not affiliated with the Company.

     The Company may disclose  Cumulative  Total Returns in conjunction with the
standard  formats   described  above.  The  Cumulative  Total  Returns  will  be calculated using the following formula.

     CTR  = ERV/P - 1

     Where:

     CTR = The Cumulative Total Return net of Sub-Account recurring charges for the period.

     ERV = the ending redeemable value of the hypothetical investment at the end of the period.

     P    = a hypothetical single payment of $1,000.

     EFFECT OF THE ANNUAL ADMINISTRATIVE CHARGE ON PERFORMANCE DATA. The Contract provides for a $30 Annual Administrative Charge to be deducted annually at the end of each Contract Year, from the Sub-Accounts and the Fixed Account based on the proportion that the value of each such account bears to the total Contract Value. For purposes of reflecting the Annual Administrative Charge in yield and total return quotations, the annual charge is converted into an annual charge per $1,000 invested based on the Annual Contract Charges collected from the average total assets of the Variable Account and Fixed Account during the calendar year ending December 31, 1996.

                              FINANCIAL STATEMENTS

     This Statement of Additional Information incorporates by reference Financial Statements for the Variable Account as of December 31, 1996 and for each of the three years in the period then ended. Deloitte & Touche LLP serves as independent auditors for the Variable Account. Although the financial statements are audited, the period they cover is not necessarily indicative of the longer term performance of the assets held in the Variable Account.

     The Company's statements of financial condition as of December 31, 1996 and 1995, and the related statements of operations, shareholder's equity and cash flows for the years ended December 31, 1996 and 1995 which are incorporated by reference in this Statement of Additional Information, should be considered only as bearing on the Company's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.



                        RELIASTAR SELECT VARIABLE ACCOUNT
                          Independent Auditors' Report*
                      Statement of Assets and Liabilities*
         Statement of Operations and Changes in Contract Owners' Equity*
                         Notes to Financial Statements*
                                December 31, 1996


*Incorporated by reference to the Registrant's 1996 Annual Report to Contract Owners filed on February 20, 1997.


                        RELIASTAR LIFE INSURANCE COMPANY
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

                          Independent Auditors' Report**
                          Consolidated Balance Sheets**
                       Consolidated Statements of Income**
                Consolidated Statements of Shareholder's Equity**
                     Consolidated Statements of Cash Flows**
                  Notes to Consolidated Financial Statements**
                                December 31, 1996



** Incorporated by reference to the financial statements contained in the Prospectus filed as part of Pre-effective Amendment No. 1 to the Form S-6 Registration Statement of Select*Life Variable Account, File No. 333-18517, filed March 31, 1997.

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a)  Financial Statements:

          Part A: None

          Part B: RELIASTAR SELECT VARIABLE ACCOUNT(1)
                  ------------------------------------
                    Independent Auditors' Report
                    Statement of Assets and Liabilities, December 31, 1996 Combined Statements of Operations and Changes
                         in Contract Owners' Equity, Years Ended
                         December 31, 1996, 1995, and 1994
                    Notes to Financial Statements

                   RELIASTAR LIFE INSURANCE COMPANY(2)
                   -----------------------------------
                    Independent Auditors' Report
                    Consolidated Balance Sheets, December 31, 1996 and 1995 Consolidated Statements of Operations,
                         Years Ended December 31, 1996 and 1995
                    Consolidated Statements of Shareholders'
                         Equity, Years Ended December 31, 1996 and 1995
                    Consolidated Statements of Cash Flows,
                         Years Ended December 31, 1996 and 1995
                    Notes to Consolidated Financial Statements

     (b)  Exhibits:

     1. Resolution of the Board of Directors of ReliaStar Life Insurance Company ("Depositor") authorizing the establishment of ReliaStar Select Variable Account ("Registrant").(3)

          Resolution of the Board of Directors of Depositor changing the name of Registrant to ReliaStar Select Variable Account, effective August 1, 1996.(4)

     2.   Not Applicable.

     3.   (a)  Form of  General  Distributor  Agreement  between  Depositor  and
                Washington Square Securities, Inc. ("WSSI").(3)

          (b) Forms of agreements between Depositor and broker-dealers with respect to the sale of Contracts.(3)

     4.   Form of Contract.(3)

     5.   Contract Application Form.(3)


     6.   (a) Amended Articles of Incorporation of Depositor.(5)

          (b) Amended Bylaws of Depositor.(4)

     7.   Not Applicable.

     8.   (a)  Participation   Agreement  with  Fidelity's   Variable  Insurance
               Products Fund and Fidelity  Distributors  Corporation  and
               Amendments Nos. 1-8.(5)

          (b)  Participation   Agreement  with  Fidelity's   Variable  Insurance
               Products Fund II and Fidelity Distributors Corporation and Amendments Nos. 1-7.(5)

          (c) Form of Service Agreement and Contract between ReliaStar Life Insurance Company, WSSI, and Fidelity Investments Institutional Operations Company and Fidelity Distributors Corporation dated January 1, 1997.(4)

          (d) Participation Agreement with Putnam Capital Manager Trust and Putnam Mutual Funds Corp. and Amendments Nos. 1-2.(5)


          (e) Form of Participation Agreement by and between ReliaStar Life Insurance Company and Fred Alger Management, Inc. (6)

          (f) Form of Service Agreement by and between ReliaStar Life Insurance Company and Fred Alger Management, Inc. (6)

          (g) Form of Participation Agreement by and between ReliaStar Life Insurance Company and Janus Aspen Series. (6)

          (h) Form of Service Agreement by and between ReliaStar Life Insurance Company and Janus Capital Corporation.(6)

          (i) Form of Participation Agreement by and between ReliaStar Life Insurance Company and Neuberger&Berman Advisers Management, Inc., and Advisers Management Trust and NBMI. (6)

          (j) Form of Service Agreement by and between ReliaStar Life Insurance Company and NBMI, Neuberger&Berman Advisers Management, Inc., and Advisers Managers Trust. (6)

          (k) Form of Participation Agreement by and between ReliaStar Life Insurance Company and OpCap Advisors. (6)

          (l) Form of Service Agreement by and between ReliaStar Life Insurance Company and OpCap Advisors. (6)


     9. Consent and Opinion of Jeffrey A. Proulx as to the legality of the securities being registered.

     10.  Independent Auditors' Consent of Deloitte & Touche LLP.

     11.  Not Applicable.

     12.  Not Applicable.

     13.  Schedules for Computation of Performance Quotations.(4)

     14. Financial Data Schedule, filed hereto electronically as Exhibit 27 pursuant to Rule 401 of Regulation S-T.(4)

     15.  Powers of Attorney.(5)


1 Incorporated by reference to the Registrant's 1996 Annual Report to Contract Holders filed on February 20, 1997.

2 Incorporated by reference to the financial statements contained in the Prospectus filed as part of Pre-effective Amendment No. 1 of the Form S-6 Registration Statement of Select*Life Variable Account, File No. 333-18517, filed on March 31, 1997.

3 Incorporated by reference to Post-effective Amendment No. 19 to the Registrant's Form N-4 Registration Statement, ReliaStar Select Variable Account, File No. 2-75185, filed on April 16, 1996.

4 Incorporated by reference to Post-Effective Amendment No. 20 to the Registrant's Form N-4 Registration Statement, ReliaStar Select Variable Account, File No. 2-75185, filed on April 7, 1997.

5 Incorporated by reference to the Form S-6 Registration Statement of Select*Life Variable Account, File No. 333-18517, filed December 23, 1996.

6    To be filed by Post-Effective Amendment.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

DIRECTORS AND EXECUTIVE OFFICERS

              NAME                                   POSITIONS AND OFFICES WITH DEPOSITOR
              ----                                   ------------------------------------
         John G. Turner                 Director, Chairman and Chief Executive Officer
         John H. Flittie                Director, Vice Chairman, President and Chief Operating Officer
         Susan M. Bergen                Secretary
         R. Michael Conley              Director and Senior Vice President - ReliaStar Employee Benefits
         Richard R. Crowl               Director, Senior Vice President and General Counsel
         Wayne R. Huneke                Director, Senior Vice President, Chief Financial Officer and Treasurer
         William R. Merriam             Director, Senior Vice President -  ReliaStar Reinsurance Group
         Robert C. Salipante            Director and Senior Vice President - Personal Financial Operations
         Donald L. Swanson              Director and Senior Vice President - ReliaStar Retirement Plans
         Steven W. Wishart              Director, Senior Vice President and Chief Investment Officer
         Kenneth U. Kuk                 Director and Senior Vice President - ReliaStar Asset Division and Strategic Marketing

     The principal business address of each of the foregoing executive officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Registrant is a separate account of Depositor, established by the Board of Directors of Depositor in 1981 pursuant to the laws of the State of Minnesota. Depositor is a direct, wholly-owned subsidiary of ReliaStar Financial Corp., a Delaware Corporation.


     A chart identifying the subsidiaries of ReliaStar Financial Corp. and their relationship to one another is incorporated by reference to Item 26 of Post-Effective Amendment No. 4 to the Form N-4 Registration Statement of Northstar Variable Account File No. 33-73058, filed July 9, 1997.


     The financial statements of each subsidiary of Depositor, other than those of the mutual funds, are consolidated with those of Depositor. The financial statements of the mutual funds are separately filed with the Securities and Exchange Commission.

ITEM 27. NUMBER OF CONTRACT OWNERS


     As of May 31, 1997 there were 10,810 owners of contracts issued by Registrant, 8,242 of which were owned by Qualified Plans as defined in the Prospectus.


ITEM 28. INDEMNIFICATION

     Reference is hereby made to Section 5.01 of Depositor's Bylaws, filed as an Exhibit to this Registration Statement. The Bylaws of Depositor mandate indemnification by Depositor of its directors, officers and certain others, including directors, officers, employees and agents of Management, under certain conditions. Section 4.01 of the Bylaws of Management mandates indemnification by Management of its directors and officers under certain conditions. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Depositor or Management, pursuant to the foregoing provisions or otherwise, Depositor and Management have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor of expenses incurred or paid by a director or officer or controlling person of Depositor or Management in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Depositor or Management in connection with the securities being registered, Depositor or Management, as the case may be, will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     An insurance company blanket bond is maintained providing $25,000,000 coverage for Depositor and Management, subject to a $500,000 deductible.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) WSSI is the principal underwriter of the Contracts. WSSI also acts as the principal underwriter of other variable annuity contracts issued by Depositor through the ReliaStar Select Variable Account; flexible premium variable life insurance contracts issued by Depositor through Select*Life
Variable Account, a separate account of Depositor registered as a unit investment trust under the Investment Company Act of 1940; variable annuity contracts issued by Northern Life Insurance Company ("Northern"), a subsidiary of Depositor, through Separate Account One, a separate account of Northern registered as a unit investment trust under the Investment Company Act of 1940; and variable annuity contracts issued by ReliaStar Bankers Security Life Insurance Company, an indirect subsidiary of Depositor, through Separate
Accounts  M,  P and  Q,  separate  accounts  of  depositor  registered  as  unit investment trusts under the Investment Company Act of 1940. WSSI also distributes, but is not the principal underwriter of, variable annuity contracts issued by Depositor through the ReliaStar Variable Account and the Northstar Variable Account, each of which is a separate account of Depositor and is registered as a unit investment trust under the Investment Company Act of 1940.

     (b) The directors and officers of WSSI are as follows:

                NAME                                    POSITIONS AND OFFICES WITH WSSI
                ----                                    -------------------------------
         John H. Flittie                   Director and Chairman
         Roger W. Arnold                   Director
         Michael J. Dubes                  Director
         Robert C. Salipante               Director
         Steven W. Wishart                 Director
         James R. Gelder                   President
         Michael R. Fanning                Executive Vice President and Chief Marketing Officer
         Jeffrey A. Montgomery             Executive Vice President and Chief Operating Officer
         Robert B. Saginaw                 Vice President
         Susan M. Bergen                   Secretary
         David Braun                       Assistant Vice President
         David P. Wilken                   Treasurer
         Julie A. Cooney                   Assistant Treasurer
         Daniel S. Kuntz                   Assistant Treasurer
         David Cox                         Assistant Secretary
         Allen L. Kidd                     Assistant Secretary
         Loralee A. Renelt                 Assistant Secretary


     The principal business address of each of the foregoing executive officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401, except for the following individuals, whose principal business addresses are listed after their respective names: Julie Cooney, 80 Tuscany Way, Danville, California 94506; Michael J. Dubes, 1110 3rd Avenue, Seattle, Washington 98101; Allen L. Kidd, 222 North Arch Road, Richmond, Virginia 23236.

     (c) For the years ended December 31, 1996, WSSI received $60,836 in fees in connection with distribution of the Contracts.

ITEMS 30. LOCATION OF ACCOUNTS AND RECORDS


     The accounts and records of Registrant are located at the offices of Depositor at 20 Washington Avenue South, Minneapolis, Minnesota 55401.


ITEM 31. MANAGEMENT SERVICES

         Not applicable.

ITEM 32. UNDERTAKINGS

     Registrant will file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in this Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

     Registrant will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.


     The Depositor and Registrant rely on a no-action letter issued by the Division of Investment Management to the American Council of Life Insurance on November 28, 1988 and represent that the conditions enumerated therein have been or will be compiled with.

     The Depositor represents that the fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company.


                                 EXHIBIT INDEX

     (b)  Exhibits:

     9. Consent and Opinion of Jeffrey A. Proulx as to the legality of the securities being registered.

     10.  Independent Auditors' Consent of Deloitte & Touche LLP.

                                   SIGNATURES


As  required by the  Securities  Act of 1933 and the  Investment  Company Act of
1940, Registrant certifies that it meets all of the requirements of effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Minneapolis and State of Minnesota, on this 21st day of July, 1997.


                                RELIASTAR SELECT VARIABLE ACCOUNT
                                                  (Registrant)

                                By RELIASTAR LIFE INSURANCE COMPANY
                                                  (Depositor)

                                By/s/John G. Turner
                                  ------------------------------
                                     John G. Turner, Chairman
                                      and Chief Executive Officer


As required by the Securities Act of 1933 and the Investment Company Act of 1940, Depositor has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Minneapolis and State of Minnesota, on this 21st day of July, 1997.



                                By RELIASTAR LIFE INSURANCE COMPANY
                                                  (Depositor)

                                By/s/John G. Turner
                                  ------------------------------
                                     John G. Turner, Chairman
                                      and Chief Executive Officer




As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed on this 21st day of July, 1997 by the following directors and officers of Depositor in the capacities indicated:


         /s/John G. Turner
         ------------------                  Chairman and Chief Executive Officer
            John G. Turner

         /s/Wayne R. Huneke
         ------------------                  Senior Vice President, Chief Financial Officer and Treasurer
            Wayne R. Huneke

         /s/Chris D. Schreier
         --------------------                Second Vice President and Controller
            Chris D. Schreier

R. Michael Conley        John H. Flittie       Kenneth U. Kuk          Robert C. Salipante       John G. Turner
Richard R. Crowl         Wayne R. Huneke       William R. Merriam      Donald L. Swanson         Steven W. Wishart

*  A majority of the Board of Directors

* Jeffrey A. Proulx, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors of ReliaStar Life Insurance Company pursuant to powers of attorney duly executed by such persons.

                                /s/Jeffrey A. Proulx
                                -----------------------------------
                                Jeffrey A. Proulx, Attorney-In-Fact